AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 9, 2026

1933 Registration File No. 333-221764

1940 Act File No. 811-23312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 203	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 206	☑

TIDAL TRUST III

(Exact Name of Registrant as Specified in Charter)

Tidal ETF Services LLC

234 West Florida Street, Suite 700

Milwaukee, WI 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, WI 53204	Rachael L. Schwartz Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, New York 10020

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment No. 203 to the Registration Statement of Tidal Trust III (the “Trust”) is being filed to respond to Staff comments with respect to the registration of the VistaShares ShieldTM S&P 500 Enhanced Protection ETF, VistaShares ShieldTM International Enhanced Protection ETF, VistaShares ShieldTM Emerging Markets Enhanced Protection ETF, VistaShares ShieldTM US Small Cap Enhanced Protection ETF, VistaShares ShieldTM Nasdaq 100 Enhanced Protection ETF, VistaShares ShieldTM Diversified Equity Enhanced Protection ETF, VistaShares ShieldTM Diversified Commodities Enhanced Protection ETF, and VistaShares ShieldTM Diversified Income Enhanced Protection ETF, as eight new series of the Trust, and to make other permissible changes under Rule 485(b).

VistaShares Shieldtm S&P 500 Enhanced Protection ETF (VOOB)

VistaShares Shieldtm International Enhanced Protection ETF (EFAB)

VistaShares Shieldtm Emerging Markets Enhanced Protection ETF (EEMB)

VistaShares Shieldtm US Small Cap Enhanced Protection ETF (SMLB)

VistaShares Shieldtm Nasdaq-100 Enhanced Protection ETF (QQQB)

VistaShares Shieldtm Diversified Equity Enhanced Protection ETF (GROB)

VistaShares Shieldtm Diversified Commodities Enhanced Protection ETF (DBCB)

VistaShares Shieldtm Diversified Income Enhanced Protection ETF (INCB)

each listed on The Nasdaq Stock Market, LLC

PROSPECTUS

September 9, 2026

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY INFORMATION

VistaShares ShieldTM S&P 500 Enhanced Protection ETF - FUND SUMMARY

Investment Objective

The VistaShares Shield tm S&P 500 Enhanced Protection ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.79%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Estimated for the current year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$81	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of a broad U.S. market equity index, while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure in the underlying asset class(es) through call options that seek to provide limited participation in increases and decreases in the price returns of the underlying securities. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with equity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce pre-determined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of the S&P 500 Index (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”). Initially, the Fund expects to obtain such exposure through the State Street® SPDR® S&P 500® ETF Trust (“SPY”). The Sub-Adviser may select a different Underlying ETF over time if it determines that the other ETF would provide substantially similar exposure to the large-cap U.S. equity market represented by the Index and would be appropriate for implementing the Fund’s options strategy.

The Fund seeks to provide investors with:

●	Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETF without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.

●	Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETF. The level and structure of protection may vary over time based on market conditions, including the volatility and pricing of the underlying options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.

●	Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Equity Exposure

The Fund obtains core exposure to the Underlying ETF either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETF’s price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETF. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETF and are intended to allow the Fund to participate in increases in the Underlying ETF’s share price. There is no limit to participation in upside performance from the purchased call options.

●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.

●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●	Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●

Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protection.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Index Overview

The S&P 500 Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.-based companies listed on the New York Stock Exchange or Nasdaq. These companies represent approximately 80% of the total U.S. equities market by capitalization, making it a large-cap index.

The S&P 500 is diversified across all sectors of the economy, including technology, healthcare, consumer discretionary, financials, industrials, and others. This distribution can vary over time as the market value of the sectors change. Regarding volatility, the S&P 500, like all market indices, has experienced periods of significant daily price movements. Historically notable periods of volatility include the Black Monday crash in 1987, the dot-com bubble burst around 2000, the financial crisis of 2008, and the market reactions to the COVID-19 pandemic in early 2020. However, the specific degree of volatility can vary and is subject to change based on overall market conditions. Despite these periods of volatility, the Index has shown long-term growth over its history.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates make any representation to you as to the performance of the Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the relevant Underlying Securities. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more of the underlying securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. To the extent contemplated by its investment strategy, the Fund may use derivative instruments, such as options, swaps, and other instruments, to obtain or manage investment exposure. Derivatives may be subject to counterparty risk, meaning the risk that a counterparty, clearing member or clearing house will be unwilling or unable to perform its obligations to the Fund due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty or clearing member defaults, the Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, or be required to enter into replacement transactions on less favorable terms, if at all. The Fund also may be unable to implement its investment strategy effectively if suitable counterparties or clearing members are unavailable.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Underlying ETF Risk. The Fund’s investment strategy, involving direct and indirect exposure to the Underlying ETF, is subject to the risks associated with such Underlying ETF. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying ETF. Investments in the Underlying ETF are also subject to ETF Risks (listed below).

Active Management Risk. The Sub-Adviser will actively monitor the Fund’s holdings and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, while the Fund seeks to achieve returns similar to those of the Index, there may be periods of time where the Fund’s holdings, and therefore its performance, deviate significantly from the holdings and performance of the Index.

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.
●	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Newer Sub-Adviser Risk. VistaShares is a recently formed entity and has limited experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.vistashares.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: VistaShares Advisors LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Investment Adviser

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Quinn Berry, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026

Investment Sub-Adviser

Adam Patti, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.vistashares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

VistaShares ShieldTM International Enhanced Protection ETF - FUND SUMMARY

Investment Objective

The VistaShares Shield International Enhanced Protection ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.79%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Estimated for the current year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$81	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of a broad international equity market index, while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure in the underlying asset class(es) through call options that seek to provide limited participation in increases and decreases in the price returns of the underlying securities. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with equity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce pre-determined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a broad-based index of equity securities of companies in developed markets outside the United States and Canada (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”). Initially, the Fund expects to obtain such exposure though the iShares MSCI EAFE ETF (“EFA”). The Sub-Adviser selects the Underlying ETF based on its ability to provide exposure to the developed international equity markets represented by the Index and may select a different Underlying ETF over time if it determines that a different ETF would provide substantially similar exposure to such markets and would be appropriate for implementing the Fund’s options strategy.

The Fund seeks to provide investors with:

●	Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETF without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.
●	Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETF. The level and structure of protection may vary over time based on market conditions, including the volatility and pricing of the underlying options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.

●	Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Equity Exposure

The Fund obtains core exposure to the Underlying ETF either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETF’s price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETF. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETF and are intended to allow the Fund to participate in increases in the Underlying ETF’s share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

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Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●	Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protection. Floor-Based Protection. The Fund may seek to reduce losses beyond a defined market decline threshold.

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Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Index Overview

The Index is a broad-based, widely recognized benchmark index that tracks the performance of large- and mid-capitalization companies across a broad universe of developed market countries outside the U.S. and Canada. The Index covers a substantial portion of the free float-adjusted market capitalization in each country represented.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates make any representation to you as to the performance of the Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the relevant Underlying Securities. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more of the underlying securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. To the extent contemplated by its investment strategy, the Fund may use derivative instruments, such as options, swaps, and other instruments, to obtain or manage investment exposure. Derivatives may be subject to counterparty risk, meaning the risk that a counterparty, clearing member or clearing house will be unwilling or unable to perform its obligations to the Fund due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty or clearing member defaults, the Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, or be required to enter into replacement transactions on less favorable terms, if at all. The Fund also may be unable to implement its investment strategy effectively if suitable counterparties or clearing members are unavailable.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in foreign companies securities, including investments via depositary receipts, are subject to special risks, including the following:

●	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

●	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

●	Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

Underlying ETF Risk. The Fund’s investment strategy, involving direct and indirect exposure to the Underlying ETF, is subject to the risks associated with such Underlying ETF. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying ETF. Investments in the Underlying ETF are also subject to ETF Risks (listed below).

Active Management Risk. The Sub-Adviser will actively monitor the Fund’s holdings and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, while the Fund seeks to achieve returns similar to those of the Index, there may be periods of time where the Fund’s holdings, and therefore its performance, deviate significantly from the holdings and performance of the Index.

Market Capitalization Risk.

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Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

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Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Newer Sub-Adviser Risk. VistaShares is a recently formed entity and has limited experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.vistashares.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: VistaShares Advisors LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Investment Adviser

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Quinn Berry, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Investment Sub-Adviser

Adam Patti, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.vistashares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

VistaShares ShieldTM Emerging Markets Enhanced Protection ETF - FUND SUMMARY

Investment Objective

The VistaShares Shield Emerging Markets Enhanced Protection ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.79%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Estimated for the current year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$81	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of a broad emerging market equity market index, while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure in the underlying asset class(es) through call options that seek to provide limited participation in increases and decreases in the price returns of the underlying securities. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with equity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce pre-determined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

The Index defines emerging market countries to be those included in the Index, or its successor index, at the time of the Fund’s investment. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a broad-based index of equity securities of companies in emerging-market countries (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”). The Index defines emerging market countries to be those included in the Index, or its successor index, at the time of the Fund’s investment. The Index provider classifies markets under a framework that considers economic development, market size and liquidity, and market accessibility for international investors. Initially, the Fund expects to obtain such exposure through the iShares MSCI Emerging Markets ETF (“EEM”). The Sub-Adviser selects the Underlying ETF based on its ability to provide exposure to the emerging equity markets represented by the Index and may select a different Underlying ETF over time if it determines that a different ETF would provide substantially similar exposure to such markets and would be appropriate for implementing the Fund’s options strategy.

The Fund seeks to provide investors with:

●	Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETF without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.
●	Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETF. The level and structure of protection may vary over time based on market conditions, including the volatility and pricing of the underlying options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.
●	Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Equity Exposure

The Fund obtains core exposure to the Underlying ETF either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETF’s price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETF. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETF and are intended to allow the Fund to participate in increases in the Underlying ETF’s share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●

Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●	Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protection.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Index Overview

The Index is a broad-based, widely recognized benchmark index that tracks the performance of large- and mid-capitalization companies across a broad universe of emerging market countries. The Index covers a substantial portion of the free float-adjusted market capitalization in each country represented.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates make any representation to you as to the performance of the Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the relevant Underlying Securities. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more of the underlying securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. To the extent contemplated by its investment strategy, the Fund may use derivative instruments, such as options, swaps and other instruments, to obtain or manage investment exposure. Derivatives may be subject to counterparty risk, meaning the risk that a counterparty, clearing member or clearing house will be unwilling or unable to perform its obligations to the Fund due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty or clearing member defaults, the Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, or be required to enter into replacement transactions on less favorable terms, if at all. The Fund also may be unable to implement its investment strategy effectively if suitable counterparties or clearing members are unavailable.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in foreign companies securities, including investments via depositary receipts, are subject to special risks, including the following:

●	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

●	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

●	Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Underlying ETF Risk. The Fund’s investment strategy, involving direct and indirect exposure to the Underlying ETF, is subject to the risks associated with such Underlying ETF. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying ETF. Investments in the Underlying ETF are also subject to ETF Risks (listed below).

Active Management Risk. The Sub-Adviser will actively monitor the Fund’s holdings and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, while the Fund seeks to achieve returns similar to those of the Index, there may be periods of time where the Fund’s holdings, and therefore its performance, deviate significantly from the holdings and performance of the Index.

Market Capitalization Risk.

●

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.
●	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Newer Sub-Adviser Risk. VistaShares is a recently formed entity and has limited experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.vistashares.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: VistaShares Advisors LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Investment Adviser

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Quinn Berry , Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Investment Sub-Adviser

Adam Patti, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.vistashares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

VistaShares ShieldTM US Small Cap Enhanced Protection ETF - FUND SUMMARY

Investment Objective

The VistaShares Shield US Small Cap Enhanced Protection ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.79%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Estimated for the current year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$81	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of a broad U.S. small cap equity market index, while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure in the underlying asset class(es) through call options that seek to provide limited participation in increases and decreases in the price returns of the underlying securities. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with equity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce pre-determined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a broad-based index of small-capitalization U.S. equity securities (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”). Initially, the Fund expects to obtain such exposure through the iShares Russell 2000 ETF (“IWM”). The Sub-Adviser selects the Underlying ETF based on its ability to provide exposure to the small-cap U.S. equity market represented by the Index and may select a different Underlying ETF over time if it determines that a different ETF would provide substantially similar exposure to such market and would be appropriate for implementing the Fund’s options strategy.

The Fund seeks to provide investors with:

●	Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETF without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.
●	Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETF. The level and structure of protection may vary over time based on market conditions, including the volatility and pricing of the underlying options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.
●	Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Equity Exposure

The Fund obtains core exposure to the Underlying ETF either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETF’s price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETF. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETF and are intended to allow the Fund to participate in increases in the Underlying ETF’s share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●

Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●

Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protection.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

There is no guarantee that the Fund will be successful in providing buffered returns.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Index Overview

The Index is a widely recognized benchmark index that tracks the performance of approximately 500 - 2,000 small-capitalization companies in the United States, representing a subset of a broader U.S. all-capitalization benchmark index and approximately 10% of that broader index’s total market capitalization.

The Index is diversified and includes companies from various sectors such as financial services, healthcare, technology, consumer discretionary, industrials, and others. The exact distribution can fluctuate over time due to market conditions.

In terms of volatility, the Index, being a small-cap index, tends to be more volatile than large-cap indices like the S&P 500 or the Nasdaq 100 indices. Small-cap stocks can be more sensitive to changes in the economic climate and can experience larger price swings. Notable periods of volatility have included the dot-com bubble burst in 2000, the financial crisis of 2008, and the market turmoil caused by the COVID-19 pandemic in 2020. However, as with any index, the specific level of volatility can change based on broader market conditions.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates make any representation to you as to the performance of the Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the relevant Underlying Securities. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more of the underlying securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. To the extent contemplated by its investment strategy, the Fund may use derivative instruments, such as options, swaps, and other instruments, to obtain or manage investment exposure. Derivatives may be subject to counterparty risk, meaning the risk that a counterparty, clearing member or clearing house will be unwilling or unable to perform its obligations to the Fund due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty or clearing member defaults, the Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, or be required to enter into replacement transactions on less favorable terms, if at all. The Fund also may be unable to implement its investment strategy effectively if suitable counterparties or clearing members are unavailable.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Underlying ETF Risk. The Fund’s investment strategy, involving direct and indirect exposure to the Underlying ETF, is subject to the risks associated with such Underlying ETF. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying ETF. Investments in the Underlying ETF are also subject to ETF Risks (listed below).

Active Management Risk. The Sub-Adviser will actively monitor the Fund’s holdings and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, while the Fund seeks to achieve returns similar to those of the Index, there may be periods of time where the Fund’s holdings, and therefore its performance, deviate significantly from the holdings and performance of the Index.

Market Capitalization Risk.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.
●	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC. (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Newer Sub-Adviser Risk. VistaShares is a recently formed entity and has limited experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.vistashares.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: VistaShares Advisors LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Investment Adviser

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Quinn Berry , Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Investment Sub-Adviser

Adam Patti, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.vistashares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

VistaShares ShieldTM Nasdaq 100 Enhanced Protection ETF - FUND SUMMARY

Investment Objective

The VistaShares Shield Nasdaq 100 Enhanced Protection ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.79%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Estimated for the current year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$81	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of a U.S. mega cap equity market index, while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure in the underlying asset class(es) through call options that seek to provide limited participation in increases and decreases in the price returns of the underlying securities. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with equity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce pre-determined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of the Nasdaq-100 Index (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”). Initially, the Fund expects to obtain such exposure through the Invesco QQQ ETF (“QQQ”). The Sub-Adviser may select a different Underlying ETF over time if it determines that the other ETF would provide substantially similar exposure to the large-cap U.S. equity market represented by the Index and would be appropriate for implementing the Fund’s options strategy.

The Fund seeks to provide investors with:

●	Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETF without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.
●	Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETF. The level and structure of protection may vary over time based on market conditions, including the volatility and pricing of the underlying options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.
●	Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Equity Exposure

The Fund obtains core exposure to the Underlying ETF either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETF’s price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETF. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETF and are intended to allow the Fund to participate in increases in the Underlying ETF’s share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●

Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●

Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protction.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Index Overview

The Nasdaq 100® Index is a widely recognized benchmark index that tracks the performance of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalizations. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars.

The Index includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listed venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

In terms of volatility, like all stock indices, the Index experiences daily price movements and can be significantly volatile at times. This is often drive by macroeconomic factors, market sentiment, and financial results or news from its large constituents. Historical periods of significant volatility include the dot-com bubble burst around 2000 and the global financial crisis of 2007-2008, among other events. However, the specific degree of volatility can vary and is subject to change based on market conditions.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates make any representation to you as to the performance of the Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the relevant Underlying Securities. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more of the underlying securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. To the extent contemplated by its investment strategy, the Fund may use derivative instruments, such as options, swaps, and other instruments, to obtain or manage investment exposure. Derivatives may be subject to counterparty risk, meaning the risk that a counterparty, clearing member or clearing house will be unwilling or unable to perform its obligations to the Fund due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty or clearing member defaults, the Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, or be required to enter into replacement transactions on less favorable terms, if at all. The Fund also may be unable to implement its investment strategy effectively if suitable counterparties or clearing members are unavailable.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Technology Sector Risk. The Fund will invest substantially in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Underlying ETF Risk. The Fund’s investment strategy, involving direct and indirect exposure to the Underlying ETF, is subject to the risks associated with such Underlying ETF. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying ETF. Investments in the Underlying ETF are also subject to ETF Risks (listed below).

Active Management Risk. The Sub-Adviser will actively monitor the Fund’s holdings and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, while the Fund seeks to achieve returns similar to those of the Index, there may be periods of time where the Fund’s holdings, and therefore its performance, deviate significantly from the holdings and performance of the Index.

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.
●	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Newer Sub-Adviser Risk. VistaShares is a recently formed entity and has limited experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.vistashares.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: VistaShares Advisors LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Investment Adviser

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Quinn Berry , Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Investment Sub-Adviser

Adam Patti, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.vistashares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

VistaShares ShieldTM Diversified Equity Enhanced Protection ETF - FUND SUMMARY

Investment Objective

The VistaShares Shield Diversified Equity Enhanced Protection ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.89%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.89%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Estimated for the current year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$81	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing participation in the price returns of a diversified portfolio of equity market segments while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund generally obtains its equity market exposure through investments in exchange-traded funds (each, an “Underlying ETF,” and collectively, the “Underlying ETFs”) and options that reference the Underlying ETFs or their underlying equity market indexes (the “Indexes”). The Fund’s portfolio is selected by VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with equity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce predetermined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and investments that provide exposure to equity securities (collectively, “Equity Investments”). Equity Investments may include Underlying ETFs that invest principally in equity securities and derivative instruments that provide economic exposure to such Underlying ETFs or to equity market indexes. The Fund’s 80% investment policy is non-fundamental and may be changed upon at least 60 days’ prior written notice to shareholders.

For asset-allocation purposes, the Sub-Adviser may refer to Equity Investments as “growth investments” because they provide exposure to growth-oriented asset classes—namely, equity securities—as distinguished from defensive or income-oriented asset classes such as fixed-income securities and cash equivalents. In this context, “growth” is an asset-class designation and does not refer to companies selected based on earnings growth, valuation multiples, or other characteristics associated with a growth style of equity investing.

Initially, the Fund expects to obtain exposure to four equity market segments through the following types of Underlying ETFs:

●	U.S. Large-Cap Equities. An Underlying ETF that provides exposure to a broad-based portfolio or index of large-capitalization U.S. equity securities.
●	U.S. Small-Cap Equities. An Underlying ETF that provides exposure to a broad-based index of small-capitalization U.S. equity securities.
●	International Developed-Market Equities. An Underlying ETF that provides exposure to a broad-based index of equity securities issued by companies located in developed markets outside the United States.
●	Emerging-Market Equities. An Underlying ETF that provides exposure to a broad-based index of equity securities issued by companies located in emerging markets.

The Fund initially expects to allocate approximately 25% of its equity exposure to each of the four equity market segments and to rebalance periodically toward an equal-weighted allocation. The Sub-Adviser may deviate from equal weighting based on market conditions, liquidity, options availability and pricing, or other portfolio-management considerations.

The Sub-Adviser reviews the Underlying ETFs on an ongoing basis, but no less frequently than monthly. The Fund may invest in different Underlying ETFs over time. In determining whether to retain or replace an Underlying ETF, the Sub-Adviser considers whether the Underlying ETF continues to provide efficient and liquid exposure to the applicable equity asset class and geographic market, as well as its diversification, liquidity, and the availability and pricing of related options. The Fund expects to obtain exposure to non-U.S. issuers, including issuers in developed and emerging markets, through investments in, or options that reference, U.S.-listed Underlying ETFs that provide exposure to such issuers.

The composition of the Fund’s options overlay is related to the Fund’s allocation among the Underlying ETFs. In constructing the overlay, the Sub-Adviser considers the Fund’s exposure to each Underlying ETF and may adjust the reference assets, relative notional amounts, strike prices, and expiration dates of the Fund’s options positions based on the Fund’s portfolio composition and prevailing market conditions.

The Fund seeks to provide investors with:

●

Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETFs without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.

●

Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETFs. The level and structure of protection may vary over time based on market conditions, including the volatility and underlying pricing of the options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.

●

Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Equity Exposure

The Fund obtains core exposure to the Underlying ETFs either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETFs’ price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETFs. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund’s portfolio composition determines the Underlying ETFs that serve as the reference assets for its options positions. The Sub-Adviser selects and sizes the options positions based on the Fund’s corresponding exposures to the Underlying ETFs and prevailing options-market conditions.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETFs and are intended to allow the Fund to participate in increases in the Underlying ETFs’ share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETFs’ share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix of equity indexes, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●

Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●	Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protection.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the relevant Underlying Securities. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more of the underlying securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. To the extent contemplated by its investment strategy, the Fund may use derivative instruments, such as options, swaps, and other instruments, to obtain or manage investment exposure. Derivatives may be subject to counterparty risk, meaning the risk that a counterparty, clearing member or clearing house will be unwilling or unable to perform its obligations to the Fund due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty or clearing member defaults, the Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, or be required to enter into replacement transactions on less favorable terms, if at all. The Fund also may be unable to implement its investment strategy effectively if suitable counterparties or clearing members are unavailable.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in foreign companies securities, including investments via depositary receipts, are subject to special risks, including the following:

●	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
●	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
●	Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.
●	Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Underlying ETF Risk. The Fund’s investment strategy, involving direct and indirect exposure to the Underlying ETFs, is subject to the risks associated with such Underlying ETFs. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying ETFs. Investments in the Underlying ETFs are also subject to ETF Risks (listed below).

Active Management Risk. The Sub-Adviser will actively monitor the Fund’s holdings and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, while the Fund seeks to achieve returns similar to those of the Index, there may be periods of time where the Fund’s holdings, and therefore its performance, deviate significantly from the holdings and performance of the Index.

Market Capitalization Risk.

●

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●

Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.
●	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Newer Sub-Adviser Risk. VistaShares is a recently formed entity and has limited experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.vistashares.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: VistaShares Advisors LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Investment Adviser

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Quinn Berry , Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Investment Sub-Adviser

Adam Patti, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.vistashares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

VistaShares ShieldTM Diversified Commodities Enhanced Protection ETF - FUND SUMMARY

Investment Objective

The VistaShares Shield Diversified Commodities Enhanced Protection ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.89%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.89%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Estimated for the current year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$81	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of a portfolio of commodity-based ETFs, while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure in the underlying asset class(es) through call options that seek to provide limited participation in increases and decreases in the price returns of the underlying securities. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with commodity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce pre-determined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a portfolio of underlying commodity-based exchange-traded funds (the “Underlying ETFs”).

Initially, the Fund expects the Underlying ETFs to provide exposure to energy, gold and agricultural commodities. The Underlying ETFs may provide exposure to a single commodity or a group of commodities and may obtain such exposure by holding commodities directly and/or investing in commodity futures and other commodity-linked derivatives. The Fund will equal-weight across its Underlying ETFs/commodity segments (approximately equal initial weights across energy, gold and agricultural commodities), with periodic rebalancing back toward equal weight; the Sub-Adviser retains discretion to deviate from equal weighting based on market conditions, diversification, liquidity, options availability and pricing, and desired geographic and market-capitalization exposure.

The Fund may invest in the same or different Underlying ETFs over time. The Sub-Adviser reviews the Underlying ETFs on an ongoing basis at least monthly and in connection with the Fund’s periodic rebalancing and may change them based on commodity-market conditions, diversification, liquidity, tracking characteristics, and the availability and pricing of related options. The Fund expects to obtain exposure to securities of non-U.S. issuers, including issuers in developed and emerging markets, through options that reference U.S.-listed Underlying ETFs that invest in or otherwise provide exposure to such issuers.

The Fund seeks to provide investors with:

●

Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETFs without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.

●

Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETFs. The level and structure of protection may vary over time based on market conditions, including the volatility and pricing of the underlying options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.

●

Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Commodity Exposure

The Fund obtains core exposure to the Underlying ETFs either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETFs’ price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETFs. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective. The Fund’s portfolio composition determines the commodity exposures addressed by the options overlay. The Sub-Adviser selects the reference assets and sizes the options positions based on the Fund’s corresponding exposures to the Underlying ETFs and prevailing options-market conditions.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETFs and are intended to allow the Fund to participate in increases in the Underlying ETFs’ share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETFs’ share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●

Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●

Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protection.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Commodity Risk. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of the Underlying ETFs and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the relevant Underlying Securities. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more of the underlying securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. To the extent contemplated by its investment strategy, the Fund may use derivative instruments, such as options, swaps, and other instruments, to obtain or manage investment exposure. Derivatives may be subject to counterparty risk, meaning the risk that a counterparty, clearing member or clearing house will be unwilling or unable to perform its obligations to the Fund due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty or clearing member defaults, the Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, or be required to enter into replacement transactions on less favorable terms, if at all. The Fund also may be unable to implement its investment strategy effectively if suitable counterparties or clearing members are unavailable.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in foreign companies securities, including investments via depositary receipts, are subject to special risks, including the following:

●	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

●	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
●	Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.
●	Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Active Management Risk. The Sub-Adviser will actively monitor the Fund’s holdings and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, while the Fund seeks to achieve returns similar to those of the Underlying ETFs, there may be periods of time where the Fund’s holdings, and therefore its performance, deviate significantly from the holdings and performance of the Underlying ETFs.

Underlying ETF Risk. The Fund’s investment strategy, involving direct and indirect exposure to the Underlying ETFs, is subject to the risks associated with such Underlying ETF. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying ETFs. Investments in the Underlying ETFs are also subject to ETF Risks (listed below).

Market Capitalization Risk.

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Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●

Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.
●	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

ETN Risks. The Fund has indirect exposure to exchange traded notes (“ETNs”) through its investments in the Underlying ETFs. The Fund will not invest directly in ETNs. ETNs are a type of debt instrument that are senior, unsecured, unsubordinated debt securities issued by a financial institution. These notes are designed to provide returns that are linked to a specific benchmark, such as a market index, commodity price, or other financial metrics. ETNs do not provide principal protection, meaning that the return of the original investment amount is not guaranteed. Additionally, unlike traditional fixed-income securities, ETNs may not make periodic coupon payments, which can impact the expected income stream for investors (such as the Fund).

ETNs have a set maturity date, at which point the issuer is expected to pay back the principal amount based on the performance of the linked benchmark. However, the ability of the issuer to meet these obligations is generally backed only by its creditworthiness, without any collateral or other security backing the note. As a result, ETNs are subject to credit risk, which is the risk that the issuer may default on its obligation to pay interest or repay principal when it is due. The creditworthiness of the issuer is therefore a critical factor in assessing the risk of an ETN investment, and any deterioration in the issuer’s credit rating could adversely affect the value of the ETN.

Furthermore, the value of ETNs can be influenced by the performance of the underlying benchmark. If the benchmark performs poorly, the value of the ETN can decrease, even to the point of becoming worthless. This market risk is compounded by the lack of principal protection. Additionally, ETNs are subject to liquidity risk. In some instances, there may be a limited market for trading ETNs, making it difficult for investors (such as the Fund) to buy or sell them at an optimal price. This can be particularly challenging during periods of market stress or volatility.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Newer Sub-Adviser Risk. VistaShares is a recently formed entity and has limited experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.vistashares.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: VistaShares Advisors LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Investment Adviser

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Quinn Berry , Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Investment Sub-Adviser

Adam Patti, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.vistashares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

VistaShares ShieldTM Diversified Income Enhanced Protection ETF - FUND SUMMARY

Investment Objective

The VistaShares Shield Diversified Income Enhanced Protection ETF (the “Fund”) seeks current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.89%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.89%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Estimated for the current year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$81	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide current income, with a target annual distribution rate of 5% to 8%, paid on a monthly basis, while seeking to provide capital appreciation with a measure of downside protection through a flexible, options-based investment strategy. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs an income-oriented buffer strategy designed to generate consistent monthly distributions while providing exposure to high income sectors with partial protection against market declines.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a portfolio of underlying exchange-traded funds (the “Underlying ETFs”) that track sectors of the market the provide significant income such as utilities, real estate and high yield bonds. The Fund expects to obtain exposure to securities of non-U.S. issuers, including issuers in developed and emerging markets, through options that reference U.S.-listed Underlying ETFs that invest in or otherwise provide exposure to such issuers.

The Fund seeks to provide investors with:

●	Monthly Distributions. The Fund seeks to generate a target annual option income level of approximately 5% to 8%, distributed monthly.
●	Buffered Downside Exposure. The Fund seeks to provide a buffer against a portion of losses of the Underlying ETFs over time. Although the Fund initially expects to use periods of one to three months, the Sub-Adviser may use shorter or longer periods when it believes doing so is in the Fund’s best interests. When establishing an options position, the Sub-Adviser will select the period based on then-current market conditions, including the cost and availability of options, volatility and option skew. When the position expires, the Sub-Adviser may establish a new position with a different protection period based on market conditions at that time.
●	Market Participation. The Fund maintains exposure to the Underlying ETFs, subject to the effects of its options overlay strategy.

To implement its investment strategy, the Fund utilizes a combination of:

Income Generation Strategy

The Fund seeks to generate income primarily through an options-based premium generation strategy, which may include:

●	Selling call options on an Underlying ETF (or on positions that provide similar exposure)
●	Selling put options or put spreads
●	Opportunistic income strategies based on prevailing market conditions.

The premiums received from these option positions are intended to support the Fund’s monthly income distributions. The Fund’s target distribution rate of 5% to 8% is not guaranteed and may vary based on market conditions, including volatility levels and the premiums available in the options market.

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETF. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETF and are intended to allow the Fund to participate in increases in the Underlying ETF’s share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The target distribution level is not a guarantee, nor does it represent a yield or total return. It is distinct from the Fund’s SEC yield, which reflects the Fund’s income based on standardized calculations and may be significantly lower than the target distribution level. Actual distributions may be higher or lower than the target distribution level depending on market conditions and the Fund’s results.

Downside Protection (Buffer) Strategy

The Fund seeks to provide a buffer against a portion of losses in the Underlying ETFs through the use of purchased put options and/or structured option spreads. The buffer strategy may be applied to all or a portion of the Fund’s portfolio.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

Portfolio Construction

The Fund’s portfolio consists of three primary components:

●	Underlying Exposure. The Fund obtains exposure to a group of Underlying ETFs either through direct investment or through derivatives. This exposure serves as the foundation for capital appreciation.

●	Options Overlay – Income Layer. The Fund uses option strategies to generate premium income, which is used to support the Fund’s monthly distributions. The sale of options may limit the Fund’s participation in upside market returns.

●	Options Overlay – Protection Layer. The Fund purchases put options or constructs option spreads to provide downside protection. These positions are designed to offset a portion of losses during market declines.

The Fund actively manages the balance between income generation and downside protection based on prevailing market conditions.

Upside Participation

Because the Fund generates income through the sale of options, the Fund’s partial participation in the upside performance of the Underlying ETFs may be limited. In periods of strong market appreciation, the Fund is expected to underperform the Underlying ETFs due to:

●	Option premiums received in exchange for limiting upside participation;

●	The cost of purchasing protective options; and

●	Monthly distributions.

The Fund intends to make monthly distributions to shareholders derived from:

●	Options premiums received;

●	Dividends from underlying equity exposure; and

●	Realized gains, when applicable.

Distributions may exceed the Fund’s net investment income and may include return of capital. Although stated as an annualized target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as ROC. ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the relevant Underlying Securities. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more of the underlying securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. To the extent contemplated by its investment strategy, the Fund may use derivative instruments, such as options, swaps, and other instruments, to obtain or manage investment exposure. Derivatives may be subject to counterparty risk, meaning the risk that a counterparty, clearing member or clearing house will be unwilling or unable to perform its obligations to the Fund due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty or clearing member defaults, the Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, or be required to enter into replacement transactions on less favorable terms, if at all. The Fund also may be unable to implement its investment strategy effectively if suitable counterparties or clearing members are unavailable.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Fixed Income Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security.

●	Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

●	High Yield Securities Risk. High yield bonds are considered speculative investments and are issued by entities that may be undergoing restructuring, are smaller or less creditworthy, or are more heavily indebted than other issuers. These bonds carry a greater risk of income and principal loss compared to higher-rated securities and are considered speculative. Their prices are more likely to react to adverse economic changes than higher-rated securities. During economic downturns or significant increases in interest rates, issuers of high-yield bonds may face financial difficulties, impacting their ability to meet payment obligations or secure additional financing.

●	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

Utilities Sector Risk. Investments in the utilities sector at times may be limited to a relatively small number of issuers. Such investments may therefore be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result. In addition, utilities companies may be significantly affected by government regulation, supply and demand of services or fuel, availability of financing, tax laws and regulations and environmental issues.

Real Estate Risk. The Fund’s investments in Underlying ETFs that invest in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of the real estate could decline due to a variety of factors that affect the real estate market generally. Investment in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Fund’s losses.

Distribution Risk. The Fund seeks to provide monthly cash distributions. The amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

High Dividend Style Risk. While the Fund intends to invest in Underlying ETFs that track market sectors which have historically paid a high dividend yield, there is no guarantee that will continue in the future. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in foreign companies securities, including investments via depositary receipts, are subject to special risks, including the following:

●	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

●	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

●	Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

●	Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Active Management Risk. The Sub-Adviser will actively monitor the Fund’s holdings and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, while the Fund seeks to achieve returns similar to those of the Underlying ETFs, there may be periods of time where the Fund’s holdings, and therefore its performance, deviate significantly from the holdings and performance of the Underlying ETFs.

Underlying ETF Risk. The Fund’s investment strategy, involving direct and indirect exposure to the Underlying ETFs, is subject to the risks associated with such Underlying ETF. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying ETFs. Investments in the Underlying ETFs are also subject to ETF Risks (listed below).

Market Capitalization Risk.

●

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●

Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Newer Sub-Adviser Risk. VistaShares is a recently formed entity and has limited experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.vistashares.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: VistaShares Advisors LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Investment Adviser

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Quinn Berry, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Investment Sub-Adviser

Adam Patti, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.vistashares.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, capital gains or return of capital (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

The investment objective of the Funds, other than VistaShares Shield Diversified Income Enhanced Protection ETF, is to seek capital appreciation.

The investment objective of the VistaShares Shield Diversified Income Enhanced Protection ETF is to seek income and capital appreciation.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) and at least 60 days’ prior written notice to shareholders.

Principal Investment Strategies

There is no guarantee that each Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Each Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Exchange-Traded Options Portfolio

Options Terminology

A Fund’s options contracts derivative instruments whose value are based on the share prices of some or all of its Underlying Securities (as described above)(“Underlying Assets”). These contracts give a Fund the right or obligation to buy or sell shares of the Underlying Assets on or before the expiration date at the specified strike price, depending on whether it is a call option or a put option, and whether the Fund is the buyer or seller of the contract.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Assets) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they can be left to expire.
●	A traditional covered options strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying asset it owns.
●	A synthetic covered options strategy is similar to a traditional covered options strategy in that the investor sells a call option that is based on the share price of the underlying asset. However, in a synthetic covered options strategy, the investor (the Fund) does not own the underlying asset, but rather seeks to synthetically replicate 100% of the price movements of the underlying asset through the use of various investment instruments.

Options Strategies

The following describes the Income Strategies that the Adviser plans to implement at various times for each Fund.

1. Selling Calls

Strategy Overview: Selling calls involves writing call options on a security, aiming to generate additional income from the premium received. This strategy profits if the security’s share price remains below the strike price.

Market Movement Scenarios:

1.	Security Increases in Value: If the security’s share price rises above the strike price, the Fund will lose the difference between the security’s share price and strike price, offset by the premium received.

2.	Security Remains the Same: If the security’s share price remains the same, the call option will expire worthless, and the Fund keeps the premium received as profit.

3.	Security Decreases in Value: If the security’s share price decreases, the call option will expire worthless, and the Fund keeps the premium received as profit.

2. Selling Credit Spreads

Strategy Overview: Selling credit spreads involves writing a call option at one strike price and buying another call option at a higher strike price or writing a put option at one strike price and buying another put option at a lower strike price. This strategy limits the potential loss compared to selling an option outright by capping it at the difference between the strike prices minus the net premium received.

●	Market Movement Scenarios (Call Example):

1.	Security Increases in Value: If the security’s share price rises above the higher strike price, the Fund’s loss is capped at the difference between the strike prices minus the net premium received. Between strikes the Fund loses the difference between the security’s share price and the lower strike.

2.	Security Remains the Same: If the security’s share price remains the same, both options will expire worthless, and the Fund keeps the net premium received as profit.

3.	Security Decreases in Value: If the security’s share price decreases, both options will expire worthless, and the Fund keeps the net premium received as profit.

●	Market Movement Scenarios (Put Example):

1.	Security increases in Value: If the security’s share price increases, both options will expire worthless, and the Fund keeps the net premium received as profit.

2.	Security Remains the Same: If the security’s share price remains the same, both options will expire worthless, and the Fund keeps the net premium received as profit.

3.	Security decreases in Value: If the security’s share price decreases below the higher strike price, the Fund’s loss is capped at the difference between the strike prices minus the net premium received. Between strikes the Fund loses the difference between the security’s share price and the lower strike.

3. Selling Diagonal Call Spreads

Strategy Overview: Selling diagonal call spreads involves selling a call option with a nearer expiration date and buying a call option with a later expiration date at a different strike price. This strategy aims to benefit from the time decay (see below) of the nearer-term option.

●	Time decay is the reduction in an option’s value as the time to its expiration date approaches. An option’s decay accelerates as its expiration date gets closer because there is less time for an investor to earn a profit from that option.

Market Movement Scenarios (at the max maturity date of the options):

1.	Security Increases in Value: If the security’s share price rises above the higher strike price, the Fund’s loss is capped at the difference between the strike prices minus the net premium received. Between strikes the Fund loses the difference between the security’s share price and the lower strike.

2.	Security Remains the Same: If the security’s share price remains the same, both options will expire worthless, and the Fund keeps the net premium received as profit.

3.	Security Decreases in Value: If the security’s share price decreases, both options will expire worthless, and the Fund keeps the net premium received as profit.

4. Cash-Secured Put Selling

Strategy Overview: Cash-secured put selling involves selling put options while holding enough cash to buy the security at the strike price if assigned. This strategy generates income from the premium received.

Market Movement Scenarios:

1.	Security Increases in Value: If the security’s share price rises, the put option will expire worthless, and the Fund keeps the premium received.

2.	Security Remains the Same: If the security’s share price remains the same, the put option will expire worthless, and the Fund keeps the premium received.

3.	Security Decreases in Value: If the security’s share price decreases, the Fund may be assigned the security at the strike price, but the Fund effectively buys it at a lower net price due to the premium received.

5. Selling Calendar Call Spreads

Strategy Overview: Selling calendar call spreads involves selling a short-term option and buying a longer-term option at the same strike price. This strategy benefits when the underlying remains near the strike price but loses if the price moves significantly away (up or down).

Market Movement Scenarios (between the two maturity dates):

1.	Security Increases in Value: If the security’s share price rises above the strike, the short-term option will be exercised at a loss, but the long-term option increases in value, limiting some losses.

2.	Security Remains the Same (below the strike): If the security’s share price remains the same, the short-term option expires worthless, and the Fund profits from the time decay differential.

3.	Security Decreases in Value: If the security’s share price decreases, the short-term option expires worthless, and the Fund profits from the time decay differential.

6. Selling Collars

Strategy Overview: Selling collars involves selling a call option and buying a put option to protect against significant price movements. The premium received from selling the call offsets the cost of buying the put, while limiting potential losses.

Market Movement Scenarios:

1.	Security Increases in Value: If the security’s share price rises above the call strike price, the Fund loses the difference between the security’s share price and strike price.

2.	Security Remains the Same: If the security’s share price remains the same, both options expire worthless, and the Fund keeps the premium received from the call option but offset by the premium paid on the put option.

3.	Security Decreases in Value: If the security’s share price falls below the put strike price, the Fund gains the difference between the security’s share price and strike price.

Supplemental Options Strategy (Debit and Credit Spreads)

In concert with one or more the foregoing options strategies, each Fund may buy call or put spreads, known as debit spreads, and/or, sell call or put spreads, known as credit spreads. Although these transactions do not directly generate income, the Adviser may use them strategically with the other options strategies to offset margin requirements and enhance overall income potential. Each Fund may “leg into” these spreads by entering the spread in stages, starting with an initial position and later adding the second leg. For example, the Adviser may use debit spreads instead of covering a worthless call. In this case, a Fund would enter a call spread with a lower strike call, thereby increasing the Fund’s potential for gains while maintaining the cost efficiency of the position.

Downside Protection (Buffer) Strategy

Each Fund seeks to provide a buffer against a portion of losses in the Underlying ETFs through the use of purchased put options and/or structured option spreads. The buffer strategy may be applied to all or a portion of the Fund’s portfolio.

Under current market conditions, the Funds initially seek, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, each Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Funds will be successful in providing buffered returns.

Exchange Traded Options

Each Fund will purchase and sell a combination of call and put exchange traded options contracts. FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which a Fund may invest are all European style options (options that are exercisable only on the expiration date). As of the date of this prospectus, the FLEX options are generally listed on the Chicago Board Options Exchange.

The Funds will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Funds are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Funds will use fair value pricing pursuant to the fair value procedures adopted by the Board.

With respect to the VistaShares Shield Diversified Income Enhanced Protection ETF:

Options Premiums – Income/Return of Capital

●	Receipt of an option premium does not always represent income. Depending on whether the transaction as a whole results in a gain or loss, such amounts may be treated for accounting or tax purposes as income or as a return of capital (“ROC”). ROC represents a return of a shareholder’s own invested capital and does not reflect traditional income such as dividends or interest. A portion (sometimes a significant portion) of the Fund’s cash distributions may be classified as ROC, which generally refers to the portion of a distribution that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect traditional income or yield, and receipt of an option premium could ultimately result in a net loss on the transaction if offset by subsequent closing transactions, exercise or settlement.

●	If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in rules under the 1940 Act, subject to certain conditions. Each Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Country Classifications

As of June, 2026, the Index provider considers the following countries to be developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

As of June, 2026, the Index provider considers the following countries to be emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Principal Risks of Investing in the Funds

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your performance in the Funds: The risks below apply to each Fund as indicated in the following table. Additional information about each such risk and its potential impact on a Fund is set forth below the table.

	VistaShares Shield S&P500 Enhanced Protection ETF	VistaShares Shield International Enhanced Protection ETF	VistaShares Shield Emerging Markets Enhanced Protection ETF	VistaShares Shield US Small Cap Enhanced Protection ETF	VistaShares Shield Nasdaq 100 Enhanced Protection ETF	VistaShares Shield Diversified Equity Enhanced Protection ETF	VistaShares Shield Diversified Commodities Enhanced Protection ETF	VistaShares Shield Diversified Income Enhanced Protection ETF
Active Management Risk	X	X	X	X	X	X	X	X
Commodity Risk	--	--	--	--	--	--	X	--
Counterparty Risk	X	X	X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X	X	X
— Options Contracts	X	X	X	X	X	X	X	X
Distribution Risk	--	--	--	--	--	--	--	X
Economic and Market Risk	X	X	X	X	X	X	X	X
Equity Market Risk	X	X	X	X	X	X	X	X
ETF Risks	X	X	X	X	X	X	X	X
ETN Risks	--	--	--	--	--	--	X	--
—Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk	X	X	X	X	X	X	X	X

	VistaShares Shield S&P500 Enhanced Protection ETF	VistaShares Shield International Enhanced Protection ETF	VistaShares Shield Emerging Markets Enhanced Protection ETF	VistaShares Shield US Small Cap Enhanced Protection ETF	VistaShares Shield Nasdaq 100 Enhanced Protection ETF	VistaShares Shield Diversified Equity Enhanced Protection ETF	VistaShares Shield Diversified Commodities Enhanced Protection ETF	VistaShares Shield Diversified Income Enhanced Protection ETF

— Costs of Buying or Selling Shares	X	X	X	X	X	X	X	X
— Shares May Trade at Prices Other Than NAV	X	X	X	X	X	X	X	X
— Trading	X	X	X	X	X	X	X	X
Fixed Income Risk	--	--	--	--	--	--	--	X
— Credit Risk	--	--	--	--	--	--	--	X
— High Yield Securities Risk	--	--	--	--	--	--	--	X
— Interest Rate Risk	--	--	--	--	--	--	--	X
Foreign Securities Risk	--	X	X	--	--	X	X	X
-- Currency Exchange Rate Risk	--	X	X	--	--	X	X	X
-- Depositary Receipt Risk	--	X	X	--	--	X	X	X
-- Developed Markets Risk	--	X	--	--	--	X	X	X
-- Emerging Markets Risk	--	--	X	--	--	X	X	X
High Dividend Style Risk	--	--	--	--	--	--	--	X
Market Capitalization Risk	X	X	X	X	X	X	X	X
—Large-Capitalization Investing Risk	X	X	X	--	X	X	X	X
—Mid-Capitalization Investing	--	X	X	--	--	X	X	X
—Small-Capitalization Investing	--	--	--	X	--	X	X	X
New Fund Risk	X	X	X	X	X	X	X	X
Newer Sub-Adviser Risk	X	X	X	X	X	X	X	X
Operational Risk	X	X	X	X	X	X	X	X
Real Estate Risk	--	--	--	--	--	--	--	X
Technology Sector Risk	--	--	--	--	X	--	--	--
Underlying ETF Risk	X	X	X	X	X	X	X	X
Utilities Sector Risk	--	--	--	--	--	--	--	X
U.S. Government and U.S. Agency Obligations Risk	X	X	X	X	X	X	X	X

Active Management Risk. The Sub-Adviser will actively monitor a Fund’s holdings and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Commodity Risk. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of the Underlying ETFs and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Counterparty Risk. To the extent contemplated by its investment strategy, the Funds may use derivative instruments, such as options contracts, swap agreements and other derivative instruments, and are therefore subject to counterparty risk. Each Fund may enter into derivatives transactions either through an exchange or clearing house or directly with a bank, broker-dealer or other counterparty. With respect to derivatives transactions that are not centrally cleared, including certain swap agreements and other over-the-counter derivatives, each Fund is subject to the risk that its counterparty will be unwilling or unable to perform its obligations, including due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty defaults, a Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, and be required to enter into replacement transactions on less favorable terms, if at all. Transactions in some types of derivatives, including certain options and swaps, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with cleared derivatives are held in a commingled omnibus account and are not identified in the name of the clearing member’s individual customers. As a result, assets deposited by a Fund with any clearing member as margin for cleared derivatives may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of a Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Each Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, a Fund could lose some or all of the benefits of a transaction entered into by the Fund through the clearing member. If a Fund cannot find a clearing member to transact on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the relevant Underlying Securities. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more of the underlying securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Distribution Risk. The Fund seeks to provide monthly cash distributions. The amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Economic and Market Risk. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations, such as between Russia and Ukraine, in the Middle East and in eastern Asia, could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022 the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in a Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by a Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.
●	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s portfolio holdings, which can be significantly less liquid than Shares.

ETN Risks. Exchange traded notes (“ETNs”) are a type of debt instrument that are senior, unsecured, unsubordinated debt securities issued by a financial institution. These notes are designed to provide returns that are linked to a specific benchmark, such as a market index, commodity price, or other financial metrics. ETNs do not provide principal protection, meaning that the return of the original investment amount is not guaranteed. Additionally, unlike traditional fixed-income securities, ETNs may not make periodic coupon payments, which can impact the expected income stream for investors (such as the Fund).

ETNs have a set maturity date, at which point the issuer is expected to pay back the principal amount based on the performance of the linked benchmark. However, the ability of the issuer to meet these obligations is generally backed only by its creditworthiness, without any collateral or other security backing the note. As a result, ETNs are subject to credit risk, which is the risk that the issuer may default on its obligation to pay interest or repay principal when it is due. The creditworthiness of the issuer is therefore a critical factor in assessing the risk of an ETN investment, and any deterioration in the issuer’s credit rating could adversely affect the value of the ETN.

Furthermore, the value of ETNs can be influenced by the performance of the underlying benchmark. If the benchmark performs poorly, the value of the ETN can decrease, even to the point of becoming worthless. This market risk is compounded by the lack of principal protection. Additionally, ETNs are subject to liquidity risk. In some instances, there may be a limited market for trading ETNs, making it difficult for investors (such as the Fund) to buy or sell them at an optimal price. This can be particularly challenging during periods of market stress or volatility.

Fixed Income Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security.

●	Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

●	High Yield Securities Risk. High yield bonds are considered speculative investments and are issued by entities that may be undergoing restructuring, are smaller or less creditworthy, or are more heavily indebted than other issuers. These bonds carry a greater risk of income and principal loss compared to higher-rated securities and are considered speculative. Their prices are more likely to react to adverse economic changes than higher-rated securities. During economic downturns or significant increases in interest rates, issuers of high-yield bonds may face financial difficulties, impacting their ability to meet payment obligations or secure additional financing.

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Interest Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, each Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in foreign companies securities, including investments via depositary receipts, are subject to special risks, including the following:

●	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

●	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
●	Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.
●	Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

High Dividend Style Risk. While the Fund intends to invest in Underlying ETFs that track market sectors which have historically paid a high dividend yield, there is no guarantee that will continue in the future. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Market Capitalization Risk.

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Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

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Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

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Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

New Fund Risk. Each Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Newer Sub-Adviser Risk. VistaShares is a recently formed entity and has limited experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Real Estate Risk. The Fund’s investments in Underlying ETFs that invest in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of the real estate could decline due to a variety of factors that affect the real estate market generally. Investment in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Fund’s losses.

Technology Sector Risk. The Fund will invest substantially in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Underlying ETF Risk. The Fund’s investment in shares of the Underlying ETFs subjects it to the risks of owning the securities held by the Underlying ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the Underlying ETF’s expenses.

Utilities Sector Risk. Investments in the utilities sector at times may be limited to a relatively small number of issuers. Such investments may therefore be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result. In addition, utilities companies may be significantly affected by government regulation, supply and demand of services or fuel, availability of financing, tax laws and regulations and environmental issues.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

PORTFOLIO HOLDINGS

Information about each Fund’s daily portfolio holdings will be available on the Funds’ website at www.vistashares.com.

A complete description of each Fund’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the Fund’s SAI.

MANAGEMENT

Investment Adviser

Tidal Investments LLC (“Adviser”), located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, is an SEC registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of June 30, 2026, Tidal had assets under management of approximately $60.4 billion and served as the investment adviser or sub-adviser for 398 registered funds.

Tidal serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of each Fund (the “Advisory Agreement”). The Adviser is responsible for trading portfolio securities and financial instruments for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of its performance. The Adviser also arranges for transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. For the services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate set forth in the table below based on such Fund’s average daily net assets.

Fund Name	Advisory Fee Rate
VistaShares Shield S&P 500 Enhanced Protection ETF	0.79%
VistaShares Shield International Enhanced Protection ETF	0.79%
VistaShares Shield Emerging Markets Enhanced Protection ETF	0.79%
VistaShares Shield US Small Cap Enhanced Protection ETF	0.79%
VistaShares Shield Nasdaq 100 Enhanced Protection ETF	0.79%
VistaShares Shield Diversified Equity Enhanced Protection ETF	0.89%
VistaShares Shield Diversified Commodities Enhanced Protection ETF	0.89%
VistaShares Shield Diversified Income Enhanced Protection ETF	0.89%

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser (collectively, the “Excluded Expenses”).

Investment Sub-Adviser

VistaShares Advisors LLC (“Sub-Adviser”), a Delaware limited liability company, located at 150 NE 6th Avenue, Unit S, Delray Beach, FL 33483 serves as the investment sub-adviser for the Fund. The Sub-Adviser was founded in 2024 and became an SEC-registered investment adviser in August, 2024. As of June 30, 2026, the Sub-Adviser had assets under management of approximately $2 billion.

The Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities and financial instruments purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser serves as the sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”).

For its services as sub-adviser, the Sub-Adviser is entitled to receive a fee from the Adviser, which fee is calculated daily and payable monthly, at an annual rate of 0.04% of the average daily net assets of the Funds. However, as Fund Sponsor, the Sub-Adviser may automatically waive all or a portion of its sub-advisory fee. See “Fund Sponsor” below for more information.

Advisory and Sub-Advisory Agreements

A discussion regarding the basis for the Board’s approval of the Funds’ Advisory Agreement and Sub-Advisory Agreement will be available in the Funds’ semi-annual report to shareholders for the period ending December 31, 2026.

Portfolio Managers

The following individuals (each, a Portfolio Manager) have served as portfolio managers of the Funds since their inception. Mr. Patti is responsible for VistaShares’ role in the day-to-day management of each Fund’s strategy. Mr. Snyder and Mr. Berry oversee trading and execution for the Funds.

Scott Snyder, Portfolio Manager for the Adviser

Mr. Snyder joined the firm in 2025 as SVP of Trading. Mr. Snyder has over 40 years of experience in the financial markets and more specifically in the options market. Mr. Snyder led the trading team at ZEGA before joining Tidal. He started his career in 1983 and for 20 years was an independent market maker on the floor of the CBOE. In 2003 Mr. Snyder joined thinkorswim as Chief Options Strategist for a subsidiary of thinkorswim advisors. Mr. Snyder then helped lead the RIA trading, execution platform support and option education business for TD Ameritrade and then Schwab from 2009-2024.

Quinn Berry, Portfolio Manager for the Adviser

Mr. Berry serves as Portfolio Manager at the Adviser, having joined the firm in January 2025. From August 2023 to December 2024, he was a Trading Manager at ZEGA where he managed option based exchange-traded funds and conducted equity research. He was on the trading desk at SMArtX Advisory Solutions from November 2021 until August 2023 specializing in equity and option execution. Prior to that, he held treasury analyst positions at Pacific Life and Silicon Valley Bank from 2017-2021. Mr. Berry received a Master of Science in Finance from Florida State University in 2015 and a Bachelor of Science in Finance the year prior.

Adam Patti, Chief Executive Officer of the Sub-Adviser

Adam Patti began serving as Chief Executive Officer of the Sub-Adviser in 2024. Adam is a pioneer in Alternative Investments & Exchange-Traded Funds (ETFs). In 2006, Adam founded IndexIQ with a vision to combine institutional quality alternative investment strategies with the power of ETFs to enhance portfolio construction for all investors. IndexIQ established itself as the leading alternative investment manager in the ETF industry and was acquired by New York Life Insurance Company in 2015.

As Chairman & CEO of IndexIQ, Adam was the architect behind IndexIQ’s award winning product line of alternative investment strategies, built the firm and in 2015 sold it to New York Life Investment Management. From 2015 - 2018 Adam worked to successfully integrate the firm into the New York Life’s infrastructure, including the roll-out of IndexIQ branded ETFs globally. Since exiting IndexIQ/New York Life Investments in 2018, Adam had been a private investor and advisor to various initiatives until partnering with DVx Ventures in 2024 to launch VistaShares. Previously, Adam led Fortune Indexes, the creator of the first smart beta indexes. Fortune Indexes was an early entrant into the ETF industry, having launched the Fortune 500 ETF in partnership with State Street Global Advisors in 2000 and prior to that he was an investment banker at Salomon Smith Barney.

Adam is frequently featured in the media and has won numerous awards as an expert in alternative investments and Exchange-Traded Funds. He graduated in 1998 with an MBA from Northwestern University - Kellogg School of Management with a triple major in Finance, Marketing and Entrepreneurship, and in 1992 with a B.S. in Finance from University at Albany.

The Funds’ SAI provides additional information about each portfolio manager’s compensation structure, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Shares.

Fund Sponsor

The Adviser has entered into a fund sponsorship agreement with VistaShares pursuant to which VistaShares is a sponsor to the Funds. Under this arrangement, VistaShares has agreed to provide financial support (as described below) to the Funds. Every month, unitary management fees for the Funds are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from the Funds.

In return for its financial support for the Funds, the Adviser has agreed to pay VistaShares a portion of any remaining profits generated by unitary management fee the Funds. If the amount of the unitary management fees for the Funds exceeds the Funds’ operating expenses (including the sub-advisory fees) and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to VistaShares.

During months when the funds generated by the unitary management fee are insufficient to cover the entire sub-advisory fees, those fees are automatically waived (and any such waived fees are not subject to recoupment). Further, if the amount of the unitary management fee for a Fund is less than the Fund’s operating expenses and the Adviser-retained amount, VistaShares is obligated to reimburse the Adviser for a portion of the shortfall.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by a Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of a Fund, an AP must generally deposit a designated portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Funds to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on a Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an AP. Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the applicable Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

None of the Funds imposes any restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by a Fund’s shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by such Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for regular business. The NAV for the Funds is calculated by dividing such Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally value its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security or other asset held by a Fund or is determined to be unreliable, the security or other asset will be valued at fair value estimates under guidelines established by the Adviser (as described below).

Options are valued at the composite mean price, calculated as the average of the highest bid and lowest ask prices across the exchanges on which the option is principally traded.

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for the Funds under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies, which have been approved by the Board, to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser’s valuation procedures. The Adviser will fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Investments by Other Registered Investment Companies in the Funds

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions of rules under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Funds, other than the VistaShares Shield Diversified Income Enhanced Protection ETF, intend to pay out dividends and interest income, if any, annually, and distribute any net realized capital gains to its shareholders at least annually.

The VistaShares Shield Diversified Income Enhanced Protection ETF intends to pay out dividends in interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually.

The Funds will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the applicable Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of shares of a Fund is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

In addition, the VistaShares Shield Diversified Income Enhanced Protection ETF may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares.

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on an Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to the relevant Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When a Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares × $19 in share value plus 250 shares × $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by a Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing a Fund’s distribution schedule prior to investing. When available, information about each Fund’s distribution schedule can be found on the Fund’s website at www.vistashares.com/etf.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to foreign, state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of assets of the respective Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information regarding how often Shares of the Funds traded on the applicable Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of such Fund can be found on the Funds’ website at www.vistashares.com/etf.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by an Exchange. The Exchanges are not responsible for, nor has any Exchange participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. An Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall any Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser, the Sub-Adviser, and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly.

The Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the Fund’s Trustees. The Declaration of Trust details various information, certifications, undertakings and acknowledgments that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. The Declaration of Trust further provides that shareholders owning Shares representing no less than a majority of the Fund’s outstanding shares must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by a Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any Fund, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of the Fund, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the Fund, generally. Under the Declaration of Trust, a shareholder bringing a direct claim must be a shareholder of a Fund with respect to which the direct action is brought at the time of the injury complained of or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time. The Declaration of Trust further provides that a Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay shall be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust also requires that actions by shareholders against a Fund be brought exclusively in a federal or state court located within the State of Delaware. This provision will not apply to claims brought under the federal securities laws. Limiting shareholders’ ability to bring actions only in courts located in Delaware may cause shareholders economic hardship to litigate the action in those courts, including paying for travel expenses of witnesses and counsel, requiring retaining local counsel, and may limit shareholders’ ability to bring a claim in a judicial forum that shareholders find favorable for disputes, which may discourage such actions.

FINANCIAL HIGHLIGHTS

This section would ordinarily include Financial Highlights for the Funds. The Financial Highlights tables are intended to help you understand the performance of each Fund for that Fund’s periods of operations. Because the Funds have not yet commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

 VistaShares Shieldtm S&P 500 Enhanced Protection ETF (VOOB)

VistaShares Shieldtm International Enhanced Protection ETF (EFAB)

VistaShares Shieldtm Emerging Markets Enhanced Protection ETF (EEMB)

VistaShares Shieldtm US Small Cap Enhanced Protection ETF (SMLB)

VistaShares Shieldtm Nasdaq 100 Enhanced Protection ETF (QQQB)

VistaShares Shieldtm Diversified Equity Enhanced Protection ETF (GROB)

SaVistaShares Shieldtm Diversified Commodities Enhanced Protection ETF (DBCB)

VistaShares Shieldtm Diversified Income Enhanced Protection ETF (INCB)

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204	Sub-Adviser	VistaShares Advisors LLC 1111B S Governors Avenue, Suite 20096 Dover, Delaware 19904
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204
Legal Counsel	Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, New York 10020	Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Two Liberty Place 50 South 16th Street Philadelphia, Pennsylvania 19102	Custodian	U.S. Bank National Association 1555 North Rivercenter Dr. Milwaukee, Wisconsin 53212

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of each Fund and certain other additional information. A current SAI dated September 9, 2026, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance after the first fiscal year each Fund is in operation. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents, when available, request other information or make general inquiries about the Funds by contacting the Funds at the VistaShares ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252 or calling (844) 875-2288.

Shareholder reports and other information about the Funds will also be available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Funds’ Internet website at www.vistashares.com/etf; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-23312)

VistaShares Shieldtm S&P 500 Enhanced Protection ETF (VOOB)

VistaShares Shieldtm International Enhanced Protection ETF (EFAB)

VistaShares Shieldtm Emerging Markets Enhanced Protection ETF (EEMB)

VistaShares Shieldtm US Small Cap Enhanced Protection ETF (SMLB)

VistaShares Shieldtm Nasdaq 100 Enhanced Protection ETF (QQQB)

VistaShares Shieldtm Diversified Equity Enhanced Protection ETF (GROB)

VistaShares Shieldtm Diversified Commodities Enhanced Protection ETF (DBCB)

VistaShares Shieldtm Diversified Income Enhanced Protection ETF (INCB)

listed on The Nasdaq Stock Market, LLC

STATEMENT OF ADDITIONAL INFORMATION

September 9, 2026

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the VistaShares Shieldtm S&P 500 Enhanced Protection ETF, VistaShares Shieldtm International Enhanced Protection ETF, VistaShares Shieldtm Emerging Markets Enhanced Protection ETF, VistaShares Shieldtm US Small Cap Enhanced Protection ETF, VistaShares Shieldtm Nasdaq 100 Enhanced Protection ETF, VistaShares Shieldtm Diversified Equity Enhanced Protection ETF, VistaShares Shieldtm Diversified Commodities Enhanced Protection ETF and VistaShares Shieldtm Diversified Income Enhanced Protection ETF (each a “Fund” and collectively the “Funds”), each a series of Tidal Trust III (the “Trust”), dated September 9, 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at (844) 875-2288, visiting www.vistashares.com, or writing to the VistaShares ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252.

Each Fund’s audited financial statements for the most recent fiscal year (when available) will be incorporated into this SAI by reference to such Fund’s most recent Annual Certified Shareholder Report on Form N-CSR (File No. 811- 23312). When available, a copy of each Fund’s Annual Certified Shareholder Report may be obtained at no charge by contacting the Funds at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Funds. This SAI relates to the VistaShares Shieldtm S&P 500 Enhanced Protection ETF, VistaShares Shieldtm International Enhanced Protection ETF, VistaShares Shieldtm Emerging Markets Enhanced Protection ETF, VistaShares Shieldtm US Small Cap Enhanced Protection ETF, VistaShares Shieldtm Nasdaq 100 Enhanced Protection ETF, VistaShares Shieldtm Diversified Equity Enhanced Protection ETF, VistaShares Shieldtm Diversified Commodities Enhanced Protection ETF and VistaShares Shieldtm Diversified Income Enhanced Protection ETF. The Trust was organized as a Delaware statutory trust on May 19, 2016. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”) serves as investment adviser to the Funds. VistaShares Advisors LLC (“VistaShares” or the “Sub-Adviser”) serves as investment sub-adviser to each Fund.

Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are or will be listed on The Nasdaq Stock Market, LLC (the “Exchange”). Shares of each Fund trade on the Exchange at market prices that may differ from the Shares’ respective NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus, under “Investment Objective” and “Principal Investment Strategies,” respectively. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to a Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Diversification

Each Fund is “diversified” within the meaning of the 1940 Act’s diversification requirements. Under applicable federal laws, to qualify as a diversified fund, each Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of a Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of a Fund’s holdings is measured at the time the Fund purchases a security. However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, it may have a greater percentage of its assets invested in securities of fewer issuers.

In addition, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that the Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

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General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, the Sub-Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact each Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and associated risk factors. The Funds will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for a Fund to utilize, such Fund is not required to utilize such non-principal techniques or investments.

Borrowing

Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Funds also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of the Fund’s Shares to decline.

An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

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Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Tracking Stocks. The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Rule 18f-4 under the 1940 Act permits the Funds to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

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Convertible Securities

A Fund, subject to its investment strategies and policies, may invest in preferred stocks or fixed-income securities which are convertible into common stock. Convertible securities are securities that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The value of a convertible security is a function of its “investment value” (its value as if it did not have a conversion privilege), and its “conversion value” (the security’s worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege). A Fund may attempt to hedge certain of its investments in convertible debt securities by selling short the issuer’s common stock.

Initial Public Offerings (“IPOs”)

Each Fund may, on a limited basis, participate in IPOs. The market value of IPO shares may fluctuate considerably and is often subject to speculative trading due to factors such as the absence of a prior public market, unseasoned trading, a smaller number of shares available for trading and limited information available about the issuer, its business model, the quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Such stocks may have exhibited price appreciation in connection with the IPO that is not sustained, and it is not uncommon for stocks to decline in value in the period following the IPO. Additionally, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Real Estate Investment Trusts (“REITs”)

A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

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Foreign Securities

Each Fund may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of a Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of the Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on a Fund.

Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, the Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

A Fund will not invest in any unlisted depositary receipts or any depositary receipt that is deemed to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, a Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

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U.S. Government Securities

The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“FNMA”), the Government National Mortgage Association (“GNMA”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, GNMA pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of the FNMA and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by the FNMA and Freddie Mac are protected.

On December 24, 2009, the U.S. Treasury amended the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. On August 17, 2012, the U.S. Treasury announced the Third Amendment to the Agreement that recalibrated the calculation of the quarterly dividends that Freddie Mac pays to the U.S. Treasury which eliminated the need for Freddie Mac circularly to borrow from the U.S. Treasury only then to pay dividends back to the U.S. Treasury. The Third Amendment suspended the periodic commitment fee for so long as the dividend amounts were based on net worth. The Third Amendment also eliminated the requirement that Freddie Mac obtain the U.S. Treasury’s consent for asset dispositions with a fair market value (individually or in aggregate) of less than $250 million, but required Freddie Mac to submit annual risk management plans to the U.S. Treasury. On December 21, 2017, a letter agreement between the U.S. Treasury and Freddie Mac changed the terms of the senior preferred stock certificates to permit Freddie Mac to retain a $3 billion capital reserve, quarterly. On September 30, 2019, the U.S. Treasury and the Federal Housing Finance Agency (FHFA), acting as Conservator to Freddie Mac, announced amendments to the senior preferred stock certificates that will permit Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the letter agreements. Since January 6, 2014, FHFA has conducted an ongoing assessment of its obligations and statutory mandates in preparation for Freddie Mac’s eventual exit from conservatorship.

Derivative Instruments

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

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SEC Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a Fund obtains leverage. Among other things, under Rule 18f-4, a Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that a Fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. A Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or the Fund’s own portfolio absent derivatives holdings, as determined by the Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If a Fund determines that the Relative VaR Test is not appropriate in light of its strategy, subject to specified conditions, the Fund may instead comply with the “Absolute VaR Test.” A Fund will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Fund’s net assets.

In addition, among other requirements, Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding the Fund’s derivatives activities. These new requirements will apply unless a Fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. A Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser or Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

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If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

Over-the-counter options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While a Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. The Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

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The staff of the SEC has taken the position that purchased OTC options on securities are considered illiquid securities. Pending a change in the staff’s position, a Fund will treat such OTC options on securities as illiquid and subject to the Fund’s limitation on illiquid securities.

Interest rate caps. An interest rate cap is a type of OTC option. The buyer of an interest rate cap pays a premium to the seller in exchange for payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. The floating interest rate may be tied to a reference rate, a long-term swap rate or other benchmark. The amount of each payment is determined by reference to a specified “notional” amount of money. Interest rate caps do not involve the delivery of securities, other underlying instruments, or principal amounts. Accordingly, barring counterparty risk, the risk of loss to the purchaser of an interest rate cap is limited to the amount of the premium paid.

An interest rate cap can be used to increase or decrease exposure to various interest rates, including to hedge interest rate risk. By purchasing an interest rate cap, the buyer of the cap can benefit from rising interest rates while limiting its downside risk to the amount of the premium paid. If a Fund buys an interest rate cap and the Adviser or Sub-Adviser is correct at predicting the direction of interest rates, the interest rate cap will increase in value. But if the Adviser or Sub-Adviser is incorrect at predicting the direction, the interest rate cap will expire worthless.

By writing (selling) an interest rate cap, the seller of the cap can benefit by receiving a premium in exchange for assuming an obligation to make payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. If interest rates rise above the agreed upon cap, the seller’s obligation to make payments may result in losses in excess of the premium received.

Correctly predicting the value of an interest rate cap requires an understanding of the referenced interest rate, and a Fund bears the risk that the Adviser or Sub-Adviser will not correctly forecast future market events, such as interest rate movements. Interest rate caps also involve the risks associated with derivative instruments generally, as described herein, including the risks associated with OTC options.

Risks of options. A Fund’s options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot affect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If the Fund, as a covered call option writer, is unable to affect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Adviser or Sub-Adviser is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the Adviser or Sub-Adviser did not employ such strategies.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

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Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when they buy or sell futures contracts.

To the extent a Fund invests in futures contracts, the Fund will generally buy and sell futures contracts on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Adviser or Sub-Adviser’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

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The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see “Developing government regulation of derivatives” below.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (the exercise price). The purchase of a call or put option on a futures contract, whereby the Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer. For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Fund’s use of options on futures contracts are subject to the risks related to derivative instruments generally. In addition, the amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

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Swaps. Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

The Funds will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by a Fund and its counterparty with respect to a particular swap agreement are netted out, with such Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes such Fund). If the swap agreement does not provide for that type of netting, the full amount of such Fund’s obligations will be accrued on a daily basis.

Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Funds customarily enter into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by such Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (“variation margin”). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to such Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Funds do not intend to typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin for uncleared swaps have been adopted and are being phased in over time. When these rules take effect, if a Fund is deemed to have material swaps exposure under applicable swap regulations, the Fund will be required to post initial margin in addition to variation margin.

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Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. See “Risks of cleared swaps” below.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by a Fund in accordance with margin controls set for such accounts. If the value of a Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Credit default swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, such Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determinations Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

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For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party’s obligation is based on an interest rate fixed to maturity while the other party’s obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a “basis swap”). In a basis swap, the rates may be based on different benchmarks (for example, SOFR versus commercial paper) or on different terms of the same benchmark (for example, one-month SOFR versus three-month SOFR). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to such Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. Similarly, a basis swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge against or speculate on the spread between the two indexes, or to manage duration. An interest rate swap transaction is affected by change in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Inflation index swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. Each party’s payment obligation under the swap is determined by reference to a specified “notional” amount of money. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Equity total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference” when written with respect to an equity security or basket of equity securities) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument or index thereof taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Options on swap agreements. An option on a swap agreement generally is an OTC option (see the discussion above on OTC options) that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and a Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, such Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

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However, if a Fund writes (sells) an option on a swap agreement, such Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see “Cleared swaps” and “Risks of cleared swaps.”

An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Similar to a call option, in a receiver option on a credit default swap the option buyer pays a premium for the right, but not the obligation to sell credit default swap protection on a reference entity or index. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Options on credit default swaps currently are traded OTC and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

Commodity-linked total return swaps. A commodity-linked total return swap is an agreement between two parties under which the parties agree to exchange a fixed return or interest rate on the notional amount of the swap for the return of a particular commodities index, commodity contract or basket of commodity contracts as if such notional amount had been invested in such index, commodity contract or basket of commodity contracts. For example, one party agrees to pay the other party the return on a particular index multiplied by the notional amount of the swap. In return, the other party makes periodic payments, such as at a floating interest rate, calculated based on such notional amount. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the SOFR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser or Sub-Adviser to correctly to predict which types of investments are likely to produce greater returns. If the Adviser or Sub-Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of a Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

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Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually widespread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds’ swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and, also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of the funds’ identities as intended.

Certain U.S. Internal Revenue Service (“IRS”) positions may limit each Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect a Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

Risks of uncleared swaps. Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect such Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Funds.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use such Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, the Funds are subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

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Combined transactions. Each Fund may enter into multiple derivative instruments, and any combination of derivative instruments as part of a single or combined strategy (a “Combined Transaction”) when the Adviser or Sub-Adviser believes it is in the best interests of the Fund to do so. A Combined Transaction will usually contain elements of risk that are present in each of its component transactions.

Although Combined Transactions are normally entered into based on the Adviser or Sub-Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal(s), it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

lliquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit shall be observed continuously. If, through the appreciation of illiquid investments or the depreciation of liquid investments, the Fund were to be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted investments which are not readily marketable, such Fund will take such steps as set forth in its procedures as adopted by the Board.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to such Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of such Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in such Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, such Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict such Fund’s ability to conduct transactions in those securities.

Investment Company Securities

The Funds may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. The Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market mutual funds, including unregistered money market funds, so long as a Fund does not pay a sales load or service fee in connection with the purchase, sale, or redemption or if such fees are paid, the Adviser waives its management fee in an amount necessary to offset the amounts paid.

If a Fund invests in and, thus, is a shareholder of another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

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Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of the acquired company; (2) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1), subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the stated limits in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Money Market Funds

The Funds may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Funds to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns they may be worth more or less than what such Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (1) shares of money market funds; (2) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (4) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service or “A-1” by S&P Global Ratings or, if unrated, of comparable quality as determined by the Adviser; (5) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (6) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities Lending

If approved by the Board, each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. A lending Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

 With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of a lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

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Each Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for each Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to such Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, such Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A “Business Day” is any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of such Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-deferred retirement account or other tax-advantaged arrangement, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

Temporary Defensive Strategies

Under normal market conditions, each Fund will stay fully invested according to its principal investment strategies. For temporary defensive purposes during adverse market, economic, political, or other conditions, a Fund may invest up to 100% of its assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments. Taking a temporary defensive position may result in a Fund not achieving its investment objective.

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INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6.

With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).

Except with the approval of a majority of the outstanding voting securities, each of VistaShares Shieldtm S&P 500 Enhanced Protection ETF, VistaShares Shieldtm International Enhanced Protection ETF, VistaShares Shieldtm Emerging Markets Enhanced Protection ETF, VistaShares Shieldtm US Small Cap Enhanced Protection ETF, and VistaShares Shieldtm Nasdaq 100 Enhanced Protection ETF may not:

7.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will concentrate its investments to approximately the same extent as its respective Index. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, each of VistaShares Shieldtm Diversified Equity Enhanced Protection ETF, VistaShares Shieldtm Diversified Commodities Enhanced Protection ETF, and VistaShares Shieldtm Diversified Income Enhanced Protection ETF may not:

7.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

In determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the user or use of private activity municipal bonds to determine their industry.

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For purposes of applying the limitation set forth in the concentration policy set forth above, a Fund may use the Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system, or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. A Fund’s method applying the limitations in the above concentration policy, including the classification levels used, may differ from those of the Trust’s other series.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all registered investment companies, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Sub-Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

The full Board also receives reports from the Adviser as to investment risks of the Funds. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of each Fund’s investment management and business affairs are carried out by or through the Adviser, Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

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Members of the Board. There are five members of the Board, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (80 percent) of Independent Trustees. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, even though there is no Lead Independent Trustee. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a majority of the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust III, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204.

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Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served¹	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex² Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees³
Monica H. Byrd Born: 1979	Trustee	Indefinite term; since 2023	Chief Financial Officer of LFO Management, LLC (since 2019).	103	None
Pamela Cytron Born: 1966	Trustee	Indefinite term; since 2023	President, The Founder’s Arena (since 2023); CEO & Founder, Pendo Systems, Inc. (2020 to 2023); Non-executive Board advisor, RegAlytics (2021 to 2022).	103	Serves on the Boards of First Rate Inc. (since 2015); First Rate Ventures (since 2022); Privacy Lock (since 2022) (nonexecutive Board role); and World Technology Partners (since 2022) (Vice President). Served on the Board of Global Recovery Initiatives Foundation (2011 to 2022) (Chairman).
Lawrence Jules Born: 1968	Trustee	Indefinite term; since 2023	Vice President and Head Trader at 3Edge Asset Management LLC (since 2022); and Director and Head Trader at Charles Schwab Investment Management (2008 to 2022).	103	Serves as a director of the 600 Atlantic/Federal Reserve Bank of Boston Federal Credit Union.
Ethan Powell Born: 1975	Trustee	Indefinite term; Trustee since 2016	Principal and CIO of Brookmont Capital; President and Founder of Impact Shares LLC (“Impact Shares”) (2015 to 2025).	103	Serves as Independent Chairman of the Board of the Highland Fund Complex and the NexPoint Credit Strategies Fund Complex (collectively, 25 funds) and is a member of the Board of Kelly Strategic Management Fund.
Interested Trustees⁴
Eric W. Falkeis⁴ Born: 1973	President, Principal Executive Officer, Trustee, and Chairman	Indefinite term; Trustee and Chairman since 2025; Indefinite term; President and Principal Executive Officer since 2024	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).	681	Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Trustee and Chairman of Tidal Trust I (since 2018); Trustee and Chairman of Tidal Trust II (since 2022); Trustee and Chairman of Tidal Trust IV (since 2025); Trustee and Chairman of Tidal Trust V (since 2025).

(1)	The Trustees have designated a mandatory retirement age of 78, such that each Trustee, serving as such on the date he or she reaches the age of 78, shall submit his or her resignation not later than the last day of the calendar year in which his or her 78th birthday occurs.
(2)	The group of Funds sponsored by Tidal and managed by Tidal or its affiliates, including Tidal Trust I, Tidal Trust II, Tidal Trust III, Tidal Trust IV and Tidal Trust V.
(3)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act.
(4)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

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Individual Trustee Qualifications

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

The Board has concluded that Ms. Byrd should serve as a Trustee because of her substantial financial services experience through her current position as CFO at LFO Management, LLC, as well as through former positions. Ms. Byrd, CPA serves as the Chairperson of the Audit Committee. Ms. Byrd’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the Board’s conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Ms. Cytron should serve as a Trustee because of her substantial executive experience through her current position as President of The Founder’s Arena and her former position as CEO & Founder, Pendo Systems, Inc., as well as through service on other boards. Ms. Cytron serves as the Chairperson of the Governance Committee. Ms. Cytron experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the Board’s conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Jules should serve as a Trustee because of his substantial financial services experience through his current position as Vice President and Head Trader at 3Edge Asset Management LLC, as well as through former positions. Mr. Jules’ experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the Board’s conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Powell should serve as a Trustee because of his substantial financial industry experience and his board service for other registered investment companies. Mr. Powell’s experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the Board’s conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of Tidal Trust I, from 2018 to present, Trustee and Chairman of Tidal Trust II, from 2022 to present, Trustee and Chairman of Tidal Trust IV, from 2025 to present and Trustee and Chairman of Tidal Trust V, from 2025 to present. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the Board’s conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the

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Trust.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of certain of the Independent Trustees of the Trust (Mses. Byrd and Cytron, and Mr. Jules) and is chaired by an Independent Trustee. Ms. Byrd is chair of the Audit Committee, and she presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to each Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and each Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of each Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for each Fund’s Form N-CSR. As of the date of this SAI, the Audit Committee met one time with respect to the Funds.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). As of the date of this SAI, the QLCC has not met with respect to the Trust.

Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Governance Committee generally will not consider nominees recommended by shareholders. The Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Ms. Cytron is the chair of the Governance Committee. The Governance Committee meets periodically, as necessary, but at least annually. Because the Funds have not yet commenced operations, the Governance Committee has not yet met or taken any action with respect to the Funds as of the date of the SAI.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust III, 234 West Florida St, Suite 700, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis Born: 1973	President, Principal Executive Officer, Trustee and Chairman	Indefinite term; Trustee and Chairman since 2025; Indefinite term; President and Principal Executive Officer since 2024	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	Indefinite term; since 2023	Chief Compliance Officer (since 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Director, Hadron Specialty Insurance Company (since 2023); Compliance Advisor (2022 to 2023), Tidal Investments LLC; Senior Compliance Advisor, ACA Global (2020 to 2022).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer and Principal Accounting Officer	Treasurer since 2023, Indefinite term; Principal Financial Officer and Principal Accounting Officer since 2024; Indefinite term	SVP of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024), Fund Administration Manager, (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Lissa M. Richter Born: 1979	Vice President and Secretary	Vice President since 2025; Indefinite term; Secretary since 2023; Indefinite term	VP of Fund Governance and Compliance (since 2024); ETF Regulatory Manager, (2021 to 2023).
Jennifer Smith Born: 1985	Assistant Treasurer	Indefinite term; since 2024	Assistant Vice President of Fund Administration, Tidal ETF Services LLC (Since 2024); Analyst, Tidal ETF Services, LLC (2023 to 2024); Fund Administrator, U.S. Bancorp Fund Services, LLC (2006 to 2023).

1 The Officers hold office until the next annual meeting of the Board of Trustees and until their successors have been elected and qualified.

Trustee Ownership of Shares. Each Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of the date of this SAI, the Funds had not yet commenced operations and no Shares were outstanding.

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Board Compensation

The Independent Trustees each receive an annual retainer of $50,000. The Independent Trustees also receive $6,000 per regularly scheduled meeting attended and $4,000 per special meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Audit Committee Chair receives an annual retainer of $12,000 and the Nominating and Governance Committee Chair receives an annual retainer of $6,000. The Trust has no pension or retirement plan.

The following table shows the compensation estimated to be earned by each Trustee for the Funds’ current fiscal year ending June 30, 2026. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Estimated Aggregate Compensation From Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Eric Falkeis	$0	$0
Independent Trustees
Monica H. Byrd	$0	$64,500
Pamela Cytron	$0	$60,000
Lawrence Jules	$0	$55,500
Ethan Powell	$0	$55,500

(1)	Compensation is based on estimated amounts for the fiscal year ending June 30, 2026.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Funds.

As of the date of this SAI, the Funds had not yet commenced operations and no Shares were outstanding.

CODES OF ETHICS

The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, Adviser, or the Sub-Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found on the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

Each Board has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Funds.

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In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of each Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (844) 875-2288, (2) on the Fund’s website at www.vistashares.com, or (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC, (“Tidal” or the “Adviser”) a Tidal Financial Group company, located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, serves as investment adviser to each Fund and has overall responsibility for the general management and administration of each Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to each Fund and oversees the day-to-day operations of each Fund subject to the direction and oversight of the Board. The Adviser is responsible for trading portfolio securities and financial instruments for the Fund, including selecting broker-dealers to execute purchase and sale transactions. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser provides oversight of the Sub-Adviser and reviews the Sub-Adviser’s performance. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for the Excluded Expenses, as defined in the Prospectus. For the services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate set forth in the table below based on such Fund’s average daily net assets.

Fund Name	Advisory Fee Rate
VistaShares Shield S&P 500 Enhanced Protection ETF	0.79%
VistaShares Shield International Enhanced Protection ETF	0.79%
VistaShares Shield Emerging Markets Enhanced Protection ETF	0.79%
VistaShares Shield US Small Cap Enhanced Protection ETF	0.79%
VistaShares Shield Nasdaq 100 Enhanced Protection ETF	0.79%
VistaShares Shield Diversified Equity Enhanced Protection ETF	0.89%
VistaShares Shield Diversified Commodities Enhanced Protection ETF	0.89%
VistaShares Shield Diversified Income Enhanced Protection ETF	0.89%

The Advisory Agreement with respect to the Funds will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Funds are new and have not paid fees to the Adviser pursuant to the Advisory Agreement as of the date of this SAI.

INVESTMENT SUB-ADVISER

The Adviser has retained VistaShares Advisors LLC (“VistaShares,” or the “Sub-Adviser”), located at 1111B S Governors Avenue, Suite 20096, Dover, Delaware 19904, to serve as investment sub-adviser to each Fund pursuant to a sub-advisory agreement between the Adviser and VistaShares (the “Sub-Advisory Agreement”). VistaShares is responsible for the day-to-day management of each Fund’s portfolio, subject to the supervision of the Adviser and the Board. For its services, VistaShares is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets.

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VistaShares has agreed to assume a portion of the Adviser’s obligation to pay expenses incurred by one or more of the Funds, except for the sub-advisory fee payable to VistaShares and Excluded Expenses. For assuming the payment obligations for each Fund, the Adviser has agreed to pay VistaShares a portion of the profits, if any, generated by the Fund’s unitary management fee. Such expenses incurred by a Fund and paid by VistaShares include fees charged by Tidal ETF Services, LLC, the Fund’s administrator and an affiliate of the Adviser.

Sub-Advisory Agreement

The Sub-Advisory Agreement with respect to each Fund will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time, without penalty, by the Board, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of respective Fund, on 60 days’ written notice to the Adviser and VistaShares, or by the Adviser or Sub-Adviser on 60 days’ written notice to the Trust and the other party. The Sub-Advisory Agreement provides that VistaShares shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Funds are new, and the Adviser has not paid fees with respect to the Funds to VistaShares as of the date of this SAI.

PORTFOLIO MANAGERS

Mr. Patti is responsible for VistaShares’ role in the day-to-day management of each Fund’s strategy. Mr. Snyder and Mr. Berry oversee trading and execution for the Funds.

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of June 30, 2026.

Adam Patti, Chief Executive Officer of VistaShares

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in billions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	8	$2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Scott Snyder, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	79	$10,052	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

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Quinn Berry, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	23	$3,406	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Funds had not yet commenced operations and no Shares were owned by the portfolio managers.

Portfolio Manager Compensation. Mr. Patti of VistaShares is an equity owner of VistaShares’s holding company and therefore benefits indirectly from the revenue generated from the Fund’s Investment Sub-Advisory Agreement with the Adviser. In addition, Mr. Patti is compensated with a fixed salary paid by the Sub-Adviser’s holding company.

Each portfolio manager of the Adviser is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund. To the extent a portfolio manager is an equity owner of the Adviser, such portfolio manager may benefit indirectly from the revenue generated by the Funds’ Advisory Agreement with the Adviser.

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of trades by a Fund, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from the Funds, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Funds. To mitigate these conflicts, the Adviser and the Sub-Adviser have each established policies and procedures to ensure that the purchase and sale of securities among all accounts the firms manage are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of each Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

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The Funds are new and have not incurred any underwriting commissions and the Distributor has not retained any amounts as of the date of this SAI.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to each Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars, and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments their Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call (844) 875-2288.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Independent Trustees”). None of the Trustees have a direct or indirect financial interest in the Plan or in any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Funds’ ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

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Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator. The Administrator is located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator. The Administrator provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

The Funds are new, and the Administrator has not received any fees for administrative services to the Funds as of the date of this SAI.

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and fund accountant.

Pursuant to a Transfer Agent/Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides transfer agency and fund accounting services to the Funds. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the transfer agency and fund accounting services, the Adviser pays Global Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The Funds are new, and Global Fund Services has not received any fees for transfer agency services or fund accounting services to the Funds as of the date of this SAI.

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of each Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Funds’ portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1251 Avenue of the Americas, 19th Floor, New York, NY 10020, serves as legal counsel for the Trust and the Independent Trustees.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP, Two Liberty Place 50 South 16th Street, Philadelphia, Pennsylvania 19102, serves as the independent registered public accounting firm for the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day that the Funds are open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Third Amended and Restated Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in such Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of such Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee or officer of the Trust, and upon the due approval of the Trustees, each person who is, or has been an employee or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser and Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and Sub-Adviser will rely upon their respective experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

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The Adviser and Sub-Adviser owe fiduciary duties to their clients to seek to provide best execution on trades effected. In selecting a broker/ dealer for each specific transaction, the Adviser and Sub-Adviser each chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser and Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and ” — Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund’s shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute such Fund’s portfolio transactions in connection with such orders.

The Adviser and Sub-Adviser each may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser and Sub-Adviser do not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser and Sub-Adviser under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser or Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser or Sub-Adviser but only if the Adviser or Sub-Adviser, as applicable, determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser and Sub-Adviser each faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser or Sub-Adviser, as applicable, can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s or Sub-Adviser’ expenses to the extent that the Adviser or Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser and Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser and Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit the Adviser, the Sub-Adviser, the Affiliates, or other accounts managed by the Adviser or Sub-Adviser effectively cross subsidizing the other accounts managed by the Adviser or Sub-Adviser that benefit directly from the product. The Adviser and Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser or any other Affiliate are considered at or about the same time, transactions in such securities are allocated among them in a manner deemed equitable and consistent with relevant fiduciary obligations. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Funds are new and have not paid any brokerage commissions as of the date of this SAI.

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Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Funds are required to identify the securities of their “regular brokers or dealers” that the Funds has acquired during its most recent fiscal year. The Funds are new and did not own equity securities of its regular broker-dealers or their parent companies as of the date of this SAI.

Directed Brokerage

The Funds are new and did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or the Sub-Adviser.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (1) received the greatest dollar amounts of brokerage commissions from a Fund’s portfolio transactions; (2) engaged as principal in the largest dollar amounts of portfolio transactions of a Fund; or (3) sold the largest dollar amounts of Shares.

The Funds are new and did not own equity securities of its regular broker-dealers or their parent companies as of the date of this SAI.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of such Fund. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The Funds are new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

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Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number, and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interest in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for regular trading.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. At its discretion, a Fund may require an Authorized Participant to submit an order to purchase or redeem Creation Units earlier in the day, including in circumstances in which an applicable market for a security included in the creation or redemption basket closes earlier than usual, or in such other circumstances as the Fund may determine and disclose to Authorized Participants. In general, any Fund Deposit (as defined below) or Additional Cash Deposit (as also defined below) corresponding to the placement of an order to purchase Creation Units must be transferred and delivered to the Custodian by no later than 2 p.m. Eastern Time for a Fund on the contractual settlement date (or such other time as specified by the Trust and disclosed to Authorized Participants) (in each instance, the “Deposit Deadline”).

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

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Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund may change from time to time.

Cash Purchase. The Trust may at its discretion permit full or partial cash purchases of Creation Units of a Fund. When full or partial cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is generally the Closing Time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

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Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Deposit Deadline. If the applicable Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of such Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian no later than the Deposit Deadline. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by the Deposit Deadline., then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent, the Adviser, and the Sub-Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each transaction will be within one day of the transaction (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by the Deposit Deadline. If the applicable Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.

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Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including if (1) the order is not in proper form; (2) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (3) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (4) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (5) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (6) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with any current or future SEC rulemaking or guidance relating thereto, provided that, no such suspension of the issuance of creation units will be done in a matter that inpairs the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
VistaShares Shieldtm S&P 500 Enhanced Protection ETF	$300	2%
VistaShares Shieldtm International Enhanced Protection ETF	$300	2%
VistaShares Shieldtm Emerging Markets Enhanced Protection ETF	$300	2%
VistaShares Shieldtm US Small Cap Enhanced Protection ETF	$300	2%
VistaShares Shieldtm Nasdaq 100 Enhanced Protection ETF	$300	2%
VistaShares Shieldtm Diversified Equity Enhanced Protection ETF	$300	2%
VistaShares Shieldtm Diversified Commodities Enhanced Protection ETF	$300	2%
VistaShares Shieldtm Diversified Income Enhanced Protection ETF	$300	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

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Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, A FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Cash Redemption. Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

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In addition, a variable fee, payable to each Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
VistaShares Shieldtm S&P 500 Enhanced Protection ETF	$300	2%
VistaShares Shieldtm International Enhanced Protection ETF	$300	2%
VistaShares Shieldtm Emerging Markets Enhanced Protection ETF	$300	2%
VistaShares Shieldtm US Small Cap Enhanced Protection ETF	$300	2%
VistaShares Shieldtm Nasdaq 100 Enhanced Protection ETF	$300	2%
VistaShares Shieldtm Diversified Equity Enhanced Protection ETF	$300	2%
VistaShares Shieldtm Diversified Commodities Enhanced Protection ETF	$300	2%
VistaShares Shieldtm Diversified Income Enhanced Protection ETF	$300	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the Closing Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made by the next Business Day following the trade date, as discussed above.

The Trust may in its discretion exercise its option to cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares of such Fund based on the NAV of Shares of such Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

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Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV per Share, such Fund’s investments are generally valued using pricing services. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. For assets traded on an exchange, the Funds may value investments using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer), (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. Each Fund, except for the VistaShares Shield Diversified Income Enhanced Protection Fund intends to pay out dividends and interest income, if any, annually and distribute any net realized capital gains to its shareholders at least annually. The VistaShares Shield Diversified Income Enhanced Protection Funds intends to pay out dividends and interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Each Fund will declare and pay income and capital gain distributions, if any, in cash. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve each Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

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Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the applicable Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of such Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their respective shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their respective shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its “investment company taxable income” (before the deduction for dividends paid) for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain, and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”), and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

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If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in such Fund’s NAV.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

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Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, such Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

The Funds may be subject to foreign taxes on income earned with respect to securities of foreign corporations.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

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Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for an exchanger who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of each Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of each Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders.

These provisions also may require the Funds to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

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Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Foreign Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (1) such Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (2) such Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (3) Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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Foreign Investments. Dividends and interest received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

If more than 50% of the value of the Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that the Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

If the Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

The Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. To make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. To distribute this income and avoid a tax at the Fund level, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Amounts included in income each year by the Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Requirement (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

Other Issues. In those states which have income tax laws, the tax treatment of the Funds and of Funds’ shareholders with respect to distributions by the Funds may differ from federal tax treatment.

FINANCIAL STATEMENTS

Financial statements and annual reports will be available after the Funds have completed a fiscal year of operations. When available, you may request a copy of each Fund’s annual report at no charge by calling (844) 875-2288 or through the Funds’ website at www.vistashares.com.

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PART C

OTHER INFORMATION

Item 28		Exhibits
(a)	(i)	Certificate of Trust of Impact Shares Fund Trust I (the “Trust” or the “Registrant”) dated May 19, 2016, previously filed with Post-Effective Amendment No. 44 on Form N-1A on July 2, 2024 and is incorporated herein by reference.
		(i)	First Amendment to the Certificate of Trust of Impact Shares Trust I (the “Trust” or the “Registrant”) dated February 2, 2018, previously filed with Post-Effective Amendment No. 44 on Form N-1A on July 2, 2024 and is incorporated herein by reference.
		(ii)	Second Amendment to the Certificate of Trust of Tidal Trust III (the “Trust” or the “Registrant”) dated March 19, 2024, previously filed with Post-Effective Amendment No. 44 on Form N-1A on July 2, 2024 and is incorporated herein by reference.
	(ii)	Third Amended and Restated Agreement and Declaration of Trust of the Registrant, previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.
	(iii)	Organizational Documents for Cayman Subsidiary (for the USCF Daily Target 2X Copper Index ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.
		(2)	Sub-Advisory Agreement, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.
		(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.
		(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.
		(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.
		(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.
	(iv)	Organizational Documents for Cayman Subsidiary (for the Stoneport Advisors Commodity Long Short ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 134 on Form N-1A on September 12, 2025 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 134 on Form N-1A on September 12, 2025 and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 134 on Form N-1A on September 12, 2025 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 134 on Form N-1A on September 12, 2025 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 147 on Form N-1A on November 12, 2025, and is incorporated herein by reference.
	(v)	Organizational Documents for Cayman Subsidiary (for the Defiance Bitcoin vs Gold ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 176 on Form N-1A on March 16, 2026, and is incorporated herein by reference
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 176 on Form N-1A on March 16, 2026, and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 176 on Form N-1A on March 16, 2026, and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 176 on Form N-1A on March 16, 2026, and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 180 on Form N-1A on April 6, 2026, and is incorporated herein by reference.
	(vi)	Organizational Documents for Cayman Subsidiary (for Defiance Gold vs Bitcoin ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 176 on Form N-1A on March 16, 2026, and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 176 on Form N-1A on March 16, 2026, and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 176 on Form N-1A on March 16, 2026, and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 176 on Form N-1A on March 16, 2026, and is incorporated herein by reference.

		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 180 on Form N-1A on April 6, 2026, and is incorporated herein by reference.
	(vii)	Organizational Documents for Cayman Subsidiary (for the RCN Pareto Strategic Allocation ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 177 on Form N-1A on March 23, 2026, and is incorporated herein by reference.
		(2)	Subsidiary Sub-Advisory Agreement, previously filed with Post-Effective Amendment No. 177 on Form N-1A on March 23, 2026, and is incorporated herein by reference.
		(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 177 on Form N-1A on March 23, 2026, and is incorporated herein by reference.
		(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 177 on Form N-1A on March 23, 2026, and is incorporated herein by reference.
		(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 177 on Form N-1A on March 23, 2026, and is incorporated herein by reference.
		(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 180 on Form N-1A on April 6, 2026, and is incorporated herein by reference.
	(viii)	Organizational Documents for Cayman Subsidiary (for the VistaShares AI Computing Power ETF)
		(1)	Investment Advisory Agreement– to be filed by amendment.
		(2)	Subsidiary Sub-Advisory Agreement– to be filed by amendment.
		(3)	Memorandum and Articles of Association– to be filed by amendment.
		(4)	Certificate of Incorporation– to be filed by amendment.
		(5)	Tax Undertaking– to be filed by amendment.
		(6)	Private Investment Company Custodian Agreement– to be filed by amendment.
(b)	Amended and Restated By-laws of the Registrant dated December 11, 2025, previously filed with Post-Effective Amendment No. 164 on Form N-1A on January 16, 2026, and is incorporated herein by reference.
(c)	Instruments defining rights of security holders with respect to the Registrant are contained in the Third Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-Laws, which are incorporated herein by reference to Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024.
(d)	(i)	Amended and Restated Investment Advisory Agreement between the Registrant (with respect to Impact Shares NAACP Minority Empowerment ETF and Impact Shares Women’s Empowerment ETF) and Impact Shares, Corp., dated July 16, 2021, is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A, File No. 333-221764, filed on August 26, 2021.
		(i)	First Amendment to Amended and Restated Investment Advisory Agreement (with respect to the Impact Shares Women’s Empowerment ETF), previously filed with Post-Effective Amendment No. 37 on Form N-1A October 27, 2023 and is incorporated herein by reference.
	(ii)	Investment Advisory Agreement between Registrant (for the Impact Shares Women’s Empowerment ETF), and Tidal Investments, LLC (formerly, Toroso Investments, LLC), previously filed with Post-Effective Amendment No. 37 on Form N-1A on October 27, 2023 and is incorporated herein by reference.
	(iii)	Investment Advisory Agreement between the Trust (for Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF and Rockefeller Global Equity ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 49 on Form N-1A on August 5, 2024 and is incorporated herein by reference.
	(iv)	Investment Advisory Agreement between the Trust (for TradersAI Large Cap Equity & Cash ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 5, 2024 and is incorporated herein by reference.
	(v)	Investment Advisory Agreement between the Trust (for 4E Quality Growth ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.
	(vi)	Investment Advisory Agreement between the Trust (for GammaRoad Market Navigation ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 55 on Form N-1A on August 20, 2024 and is incorporated herein by reference.
	(vii)	Investment Advisory Agreement between the Trust (for VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 61 on Form N-1A on September 13, 2024 and is incorporated herein by reference.
		(i)	First Amendment to Investment to the Advisory Agreement (for the VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF, and VistaShares Target 15 USA Low Volatility Income ETF), previously filed with Post-Effective Amendment No. 103 on Form N-1A on February 28, 2025 and is incorporated herein by reference.
(ii)	Second Amendment to the Investment Advisory Agreement (for VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF), previously filed with Post-Effective Amendment No. 118 on Form N-1A on May 30, 2025 and is incorporated herein by reference.

	(iii)	Third Amendment to the Investment Advisory Agreement (for the VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.
	(iv)	Fourth Amendment to the Investment Advisory Agreement (for the VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF, VistaShares IPO and Income ETF, VistaShares Target 15TM International Innovators Distribution ETF, VistaShares Target 15TM European High Dividend Payers Distribution ETF, VistaShares Target 15TM Global 100 Distribution ETF, and VistaShares Target 15TM S&P 100 Distribution ETF), previously filed with Post-Effective Amendment No. 152 on Form N-1A on November 26, 2025 and is incorporated herein by reference.
	(v)	Fifth Amendment to the Investment Advisory Agreement (for the VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven?Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 161 on Form N-1A on January 8, 2026 and is incorporated herein by reference.
	(vi)	Sixth Amendment to the Investment Advisory Agreement between the Trust (for VistaShares Space Supercycle ETF, VistaShares Robotics Supercycle ETF, VistaShares Defense Supercycle ETF, VistaShares ShieldTM S&P 500 Enhanced Protection ETF, VistaShares ShieldTM International Enhanced Protection ETF, VistaShares ShieldTM Emerging Markets Enhanced Protection ETF, VistaShares ShieldTM US Small Cap Enhanced Protection ETF, VistaShares ShieldTM Nasdaq 100 Enhanced Protection ETF, VistaShares ShieldTM Diversified Equity Enhanced Protection ETF, VistaShares ShieldTM Diversified Commodities Enhanced Protection ETF and VistaShares ShieldTM Diversified Income Enhanced Protection ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 197 on Form N-1A on July 10, 2026 and is incorporated herein by reference.
	(vii)	Seventh Amendment to the Investment Advisory Agreement between the Trust (for VistaShares AI Computing Power ETF) and Tidal Investments LLC – to be filed by amendment.
(viii)	Investment Advisory Agreement between the Trust (for Fundstrat Granny Shots US Large Cap ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 67 on Form N-1A on October 21, 2024 and is incorporated herein by reference
	(i)	First Amendment to the Investment Advisory Agreement (for the Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.
(ix)	Investment Advisory Agreement between the Trust (for Ned Davis Research 360º Dynamic Allocation ETF and Ned Davis Research 360º Core Equity ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.
(x)	Investment Advisory Agreement between the Trust (for Ninepoint North American Energy Independence ETF and Ninepoint Energy Income ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 66 on Form N-1A on October 18, 2024 and is incorporated herein by reference.
(xi)	Investment Advisory Agreement between the Trust (for The Beehive ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.
(xii)	Investment Advisory Agreement between the Trust (for NestYield Total Return Guard ETF, NestYield Dynamic Income ETF and NestYield Visionary ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 85 on Form N-1A on December 20, 2024 and is incorporated herein by reference.
(xiii)	Investment Advisory Agreement between the Trust (for USCF Daily Target 2X Copper Index ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

(xiv)	Investment Advisory Agreement between the Trust (for Battleshares™ NVDA vs INTC ETF, Battleshares™ AMZN vs M ETF, Battleshares™ COIN vs WFC ETF, Battleshares™ MSTR vs JPM ETF, Battleshares™ NFLX vs CMCSA ETF, Battleshares™ LLY vs YUM ETF and Battleshares™ GOOGL vs NYT ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 96 on Form N-1A on January 23, 2025 and is incorporated herein by reference.
(i) First Amendment to Investment Advisory Agreement (for the Defiance Bitcoin vs Ether ETF, Defiance Ether vs Bitcoin ETF, Defiance Bitcoin vs Gold ETF and Defiance Gold vs Bitcoin ETF), previously filed with Post-Effective Amendment No. 176 on Form N-1A on March 16, 2026, and is incorporated herein by reference.
(xv)	Investment Advisory Agreement between the Trust (for World Dynamic Momentum Leaders ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 98 on Form N-1A on January 27, 2025 and is incorporated herein by reference.
(xvi)	Investment Advisory Agreement between the Trust (for Intech S&P Large Cap Diversified Alpha ETF and Intech S&P Small-Mid Cap Diversified Alpha ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.
(xvii)	Investment Advisory Agreement between the Trust (for MRP SynthEquity ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 120 on Form N-1A on June 6, 2025 and is incorporated herein by reference.
(xviii)	Investment Advisory Agreement between the Trust (for Alpha Brands™ Consumption Leaders ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.
(xix)	Investment Advisory Agreement between the Trust (for Stoneport Advisors Commodity Long Short ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 134 on Form N-1A on September 12, 2025 and is incorporated herein by reference.
(xx)	Investment Advisory Agreement between the Trust (for NovaTide Flexible Allocation ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 135 on Form N-1A on September 12, 2025 and is incorporated herein by reference.
(xxi)	Investment Advisory Agreement between the Trust (for RCN Pareto Strategic Allocation ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 177 on Form N-1A on March 23, 2026, and is incorporated herein by reference.
(xxii)	Investment Advisory Agreement between the Trust (for U.S. Defense ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 180 on Form N-1A on April 6, 2026, and is incorporated herein by reference.
(i) First Amendment to Investment Advisory Agreement (for Aura AI Photonics ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 199 on Form N-1A on July 29, 2026, and is incorporated herein by reference.
(xxiii)	Investment Advisory Agreement between the Trust (for Worth Charting Options Income ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 182 on Form N-1A on April 23, 2026 and is incorporated herein by reference.
(xxiv)	Investment Advisory Agreement between the Trust (for Alki Consolidated Income ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 194 on Form N-1A on June 16, 2026 and is incorporated herein by reference.
(xxv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Rockefeller Global Investment Management (for Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF and Rockefeller Global Equity ETF), previously filed with Post-Effective Amendment No. 49 on Form N-1A on August 5, 2024 and is incorporated herein by reference.
(xxvi)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Route 20 Private Wealth Inc. (for 4E Quality Growth ETF), previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.
(xxvii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and VistaShares Advisors LLC (for VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF), previously filed with Post-Effective Amendment No. 61 on Form N-1A on September 13, 2024 and is incorporated herein by reference.
(i) First Amendment to Investment Sub-Advisory Agreement (for the VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF, and VistaShares Target 15 USA Low Volatility Income ETF), previously filed with Post-Effective Amendment No. 103 on Form N-1A on February 28, 2025 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Sub-Advisory Agreement (for VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF), previously filed with Post-Effective Amendment No. 118 on Form N-1A on May 30, 2025 and is incorporated herein by reference.
(iii) Third Amendment to Investment Sub-Advisory Agreement (for the VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.

(iv) Fourth Amendment to Investment Sub-Advisory Agreement (for the VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF and VistaShares IPO and Income ETF, VistaShares Target 15TM International Innovators Distribution ETF, VistaShares Target 15TM European High Dividend Payers Distribution ETF, VistaShares Target 15TM Global 100 Distribution ETF, and VistaShares Target 15TM S&P 100 Distribution ETF), previously filed with Post-Effective Amendment No. 152 on Form N-1A on November 26, 2025 and is incorporated herein by reference.
(v) Fifth Amendment to Investment Sub-Advisory Agreement (for the VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 161 on Form N-1A on January 8, 2026 and is incorporated herein by reference.
(vi) Sixth Amendment to Investment Sub-Advisory Agreement (for VistaShares Space Supercycle ETF, VistaShares Robotics Supercycle ETF, VistaShares Defense Supercycle ETF, VistaShares ShieldTM S&P 500 Enhanced Protection ETF, VistaShares ShieldTM International Enhanced Protection ETF, VistaShares ShieldTM Emerging Markets Enhanced Protection ETF, VistaShares ShieldTM US Small Cap Enhanced Protection ETF, VistaShares ShieldTM Nasdaq 100 Enhanced Protection ETF, VistaShares ShieldTM Diversified Equity Enhanced Protection ETF, VistaShares ShieldTM Diversified Commodities Enhanced Protection ETF and VistaShares ShieldTM Diversified Income Enhanced Protection ETF), previously filed with Post-Effective Amendment No. 197 on Form N-1A on July 10, 2026 and is incorporated herein by reference.
(vii) Seventh Amendment to Investment Sub-Advisory Agreement (for VistaShares AI Computing Power ETF) – to be filed by amendment.
(xxviii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Fundstrat Capital, LLC (for Fundstrat Granny Shots US Large Cap ETF), previously filed with Post-Effective Amendment No. 67 on Form N-1A on October 21, 2024 and is incorporated herein by reference.
(i) First Amendment to the Investment Sub-Advisory Agreement (for the Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.
(xxix)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Ned Davis Research Inc. (for Ned Davis Research 360º Dynamic Allocation ETF and Ned Davis Research 360º Core Equity ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.
(xxx)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Ninepoint Partners LP (for Ninepoint North American Energy Independence ETF and Ninepoint Energy Income ETF), previously filed with Post-Effective Amendment No. 66 on Form N-1A on October 18, 2024 and is incorporated herein by reference.
(xxxi)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Cannell & Spears LLC (for The Beehive ETF), previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.
(xxxii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Nest Egg ETFs, LLC. (for NestYield Total Return Guard ETF, NestYield Dynamic Income ETF and NestYield Visionary ETF), previously filed with Post-Effective Amendment No. 85 on Form N-1A on December 20, 2024 and is incorporated herein by reference.
(xxxiii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and USCF Advisers LLC (for USCF Daily Target 2X Copper Index ETF), previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

(xxxiv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Intech Investment Management LLC (for Intech S&P Large Cap Diversified Alpha ETF and Intech S&P Small-Mid Cap Diversified Alpha ETF), previously filed with Post-Effective Amendment No. 120 on Form N-1A on June 6, 2025 and is incorporated herein by reference.
	(xxxv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Measured Risk Portfolios, Inc. (for MRP SynthEquity ETF), previously filed with Post-Effective Amendment No. 120 on Form N-1A on June 6, 2025 and is incorporated herein by reference.
	(xxxvi)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Accuvest Global Advisors Inc. (for Alpha Brands™ Consumption Leaders ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.
	(xxxvii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Harmonic Capital, LLC (for NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on September 12, 2025 and is incorporated herein by reference.
	(xxxviii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and RCN Wealth Advisors, Inc. (for RCN Pareto Strategic Allocation ETF), previously filed with Post-Effective Amendment No. 177 on Form N-1A on March 23, 2026, and is incorporated herein by reference.
	(xil)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Worth Charting Group LLC (for Worth Charting Options Income ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on April 23, 2026 and is incorporated herein by reference.
	(xl)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Hohimer Wealth Management, LLC (for Alki Consolidated Income ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on June 16, 2026 and is incorporated herein by reference.
(e)	(i)	Distribution Agreement between the Trust and Foreside Fund Services, LLC, previously filed with Post-Effective Amendment No. 44 on Form N-1A on July 2, 2024 and is incorporated herein by reference.
		(i)	Second Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF, Rockefeller Global Equity ETF, TradersAI Large Cap Equity & Cash ETF, 4E Quality Growth ETF and GammaRoad Market Navigation ETF), previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 5, 2024 and is incorporated herein by reference.
		(ii)	Third Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Impact Shares Women’s Empowerment ETF, Impact Shares NAACP Minority Empowerment ETF, VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF), previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.
		(iii)	Fifth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Fundstrat Granny Shots US Large Cap ETF, Ned Davis Research 360º Dynamic Allocation ETF, Ned Davis Research 360º Core Equity ETF, Ninepoint North American Energy Independence ETF and Ninepoint Energy Income), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.
		(iv)	Sixth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding The Beehive ETF,NestYield Total Return Guard ETF, NestYield Dynamic Income Shield ETF, NestYield Visionary ETF andUSCF Daily Target 2X Copper Index ETF), previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.
		(v)	Seventh Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Battleshares™ NVDA vs INTC ETF, Battleshares™ AMZN vs M ETF, Battleshares™ COIN vs WFC ETF, Battleshares™ MSTR vs JPM ETF, Battleshares™ NFLX vs CMCSA ETF, Battleshares™ LLY vs YUM ETF, and Battleshares™ GOOGL vs NYT ETF, previously filed with Post-Effective Amendment No. 91 on Form N-1A on January 13, 2025, and is incorporated herein by reference.
		(vi)	Eighth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding World Dynamic Momentum Leaders ETF, VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF and VistaShares Target 15 USA Low Volatility Income ETF), previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.
		(vii)	Ninth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Intech S&P Large Cap Diversified Alpha ETF, Intech S&P Small-Mid Cap Diversified Alpha ETF and MRP SynthEquity ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.
		(viii)	Tenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Alpha Brands™ Consumption Leaders ETF, VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

	(ix)	Twelfth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Defiance Bitcoin vs Ether ETF, Defiance Ether vs Bitcoin ETF, Defiance Bitcoin vs Gold ETF, Defiance Gold vs Bitcoin ETF, VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.
	(x)	Thirteenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Stoneport Advisors Commodity Long Short ETF and NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 139 on Form N-1A on October 7, 2025 and is incorporated herein by reference.
	(xi)	Fourteenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF, VistaShares IPO and Income ETF, VistaShares Target 15TM International Innovators Distribution ETF, VistaShares Target 15TM European High Dividend Payers Distribution ETF, VistaShares Target 15TM Global 100 Distribution ETF, VistaShares Target 15TM S&P 100 Distribution ETF, Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF ), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.
	(xii)	Fifteenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.
	(xiii)	Sixteenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC (adding RCN Pareto Strategic Allocation ETF and U.S. Defense ETF), previously filed with Post-Effective Amendment No. 177 on Form N-1A on March 23, 2026, and is incorporated herein by reference.
	(xiv)	Seventeenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC (adding Worth Charting Options Income ETF and Alki Consolidated Income ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on April 23, 2026 and is incorporated herein by reference.
	(xv)	Eighteenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC (adding VistaShares Space Supercycle ETF, VistaShares Robotics Supercycle ETF, VistaShares Defense Supercycle ETF, VistaShares ShieldTM S&P 500 Enhanced Protection ETF, VistaShares ShieldTM International Enhanced Protection ETF, VistaShares ShieldTM Emerging Markets Enhanced Protection ETF, VistaShares ShieldTM US Small Cap Enhanced Protection ETF, VistaShares ShieldTM Nasdaq 100 Enhanced Protection ETF, VistaShares ShieldTM Diversified Equity Enhanced Protection ETF, VistaShares ShieldTM Diversified Commodities Enhanced Protection ETF and VistaShares ShieldTM Diversified Income Enhanced Protection ETF), previously filed with Post-Effective Amendment No. 197 on Form N-1A on July 10, 2026 and is incorporated herein by reference.
	(xvi)	Form of Nineteenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC (adding Aura AI Photonics ETF and VistaShares AI Computing Power ETF), previously filed with Post-Effective Amendment No. 199 on Form N-1A on July 29, 2026, and is incorporated herein by reference.
(ii)	Distribution Services Agreement between Tidal Investments LLC and Foreside Fund Services, LLC, previously filed with Post-Effective Amendment No. 44 on Form N-1A on July 2, 2024 and is incorporated herein by reference.
(iiii)	Form of Authorized Participant Agreement between the Registrant and Foreside Fund Services, LLC, previously filed with Post-Effective Amendment No. 44 on Form N-1A on July 2, 2024 and is incorporated herein by reference.

(f)		Not applicable.
(g)	(i)	Custodian Agreement between the Trust and U.S. Bank National Association, previously filed with Post-Effective Amendment No. 45 on Form N-1A on July 16, 2024 and is incorporated herein by reference.
	(i)	First Amendment to the Custodian Agreement (adding Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF, Rockefeller Global Equity ETF, TradersAI Large Cap Equity & Cash ETF, 4E Quality Growth ETF and GammaRoad Market Navigation ETF, previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 5, 2024 and is incorporated herein by reference.
	(ii)	Second Amendment to the Custodian Agreement (adding Impact Shares Women’s Empowerment ETF, Impact Shares NAACP Minority Empowerment ETF, VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF), previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.
	(iii)	Fourth Amendment to the Custodian Agreement (adding Fundstrat Granny Shots US Large Cap ETF, Ned Davis Research 360º Dynamic Allocation ETF, Ned Davis Research 360º Core Equity ETF, Ninepoint North American Energy Independence ETF and Ninepoint Energy Income ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.
	(iv)	Fifth Amendment to the Custodian Agreement (adding The Beehive ETF,NestYield Total Return Guard ETF, NestYield Dynamic Income Shield ETF, NestYield Visionary ETF andUSCF Daily Target 2X Copper Index ETF), previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.
	(v)	Sixth Amendment to the Custodian Agreement (adding Battleshares™ NVDA vs INTC ETF, Battleshares™ AMZN vs M ETF, Battleshares™ COIN vs WFC ETF, Battleshares™ MSTR vs JPM ETF, Battleshares™ NFLX vs CMCSA ETF, and Battleshares™ LLY vs YUM ETF, Battleshares™ GOOGL vs NYT ETF), previously filed with Post-Effective Amendment No. 91 on Form N-1A on January 13, 2025, and is incorporated herein by reference.
	(vi)	Seventh Amendment to the Custodian Agreement (adding World Dynamic Momentum Leaders ETF, VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF and VistaShares Target 15 USA Low Volatility Income ETF, previously filed with Post-Effective Amendment No. 96 on Form N-1A on January 23, 2025 and is incorporated herein by reference.
	(vii)	Eighth Amendment to the Custodian Agreement (adding Intech S&P Large Cap Diversified Alpha ETF, Intech S&P Small-Mid Cap Diversified Alpha ETF and MRP SynthEquity ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.
	(viii)	Ninth Amendment to the Custodian Agreement (adding Alpha Brands™ Consumption Leaders ETF, VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.
	(ix)	Eleventh Amendment to the Custodian Agreement (adding Defiance Bitcoin vs Ether ETF, Defiance Ether vs Bitcoin ETF, Defiance Bitcoin vs Gold ETF, Defiance Gold vs Bitcoin ETF, VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.
	(x)	Twelfth Amendment to the Custodian Agreement (adding Stoneport Advisors Commodity Long Short ETF and NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 139 on Form N-1A on October 7, 2025 and is incorporated herein by reference.
	(xi)	Thirteenth Amendment to the Custodian Agreement (adding Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.
	(xii)	Fourteenth Amendment to the Custodian Agreement (adding VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF, VistaShares IPO and Income ETF, VistaShares Target 15™ International Innovators Distribution ETF, VistaShares Target 15™ European High Dividend Payers Distribution ETF, VistaShares Target 15™ Global 100 Distribution ETF, VistaShares Target 15™ S&P 100 Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.
	(xiii)	Fifteenth Amendment to the Custodian Agreement (adding VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, and VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.

	(xiv)	Sixteenth Amendment to the Custodian Agreement (adding RCN Pareto Strategic Allocation ETF and U.S. Defense ETF), previously filed with Post-Effective Amendment No. 180 on Form N-1A on April 6, 2026, and is incorporated herein by reference.
	(xv)	Seventeenth Amendment to the Custodian Agreement (adding Worth Charting Options Income ETF)), previously filed with Post-Effective Amendment No. 182 on Form N-1A on April 23, 2026 and is incorporated herein by reference.
	(xvi)	Eighteenth Amendment to the Custodian Agreement (adding Alki Consolidated Income ETF, VistaShares Space Supercycle ETF, VistaShares Robotics Supercycle ETF, VistaShares Defense Supercycle ETF, VistaShares ShieldTM S&P 500 Enhanced Protection ETF, VistaShares ShieldTM International Enhanced Protection ETF, VistaShares ShieldTM Emerging Markets Enhanced Protection ETF, VistaShares ShieldTM US Small Cap Enhanced Protection ETF, VistaShares ShieldTM Nasdaq 100 Enhanced Protection ETF, VistaShares ShieldTM Diversified Equity Enhanced Protection ETF, VistaShares ShieldTM Diversified Commodities Enhanced Protection ETF and VistaShares ShieldTM Diversified Income Enhanced Protection ETF), previously filed with Post-Effective Amendment No. 197 on Form N-1A on July 10, 2026 and is incorporated herein by reference.
	(xvii)	Form of Nineteenth Amendment to the Custodian Agreement (adding Aura AI Photonics ETF and VistaShares AI Computing Power ETF), previously filed with Post-Effective Amendment No. 199 on Form N-1A on July 29, 2026, and is incorporated herein by reference.
(h)	(i)	Amended and Restated Fund Administration Servicing Agreement between the Registrant, Tidal ETF Services, LLC and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.
(i) First Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding Stoneport Advisors Commodity Long Short ETF and NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 142 on Form N-1A on October 23, 2025 and is incorporated herein by reference.
(ii) Second Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF, VistaShares IPO and Income ETF, VistaShares Target 15TM International Innovators Distribution ETF, VistaShares Target 15TM European High Dividend Payers Distribution ETF, VistaShares Target 15TM Global 100 Distribution ETF, VistaShares Target 15TM S&P 100 Distribution ETF, Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.
(iii) Third Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.
(iv) Fourth Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding RCN Pareto Strategic Allocation ETF and U.S. Defense ETF), previously filed with Post-Effective Amendment No. 177 on Form N-1A on March 23, 2026, and is incorporated herein by reference.

(v)	Fifth Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding Worth Charting Options Income ETF and Alki Consolidated Income ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on April 23, 2026 and is incorporated herein by reference.
(vi)	Sixth Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding VistaShares Space Supercycle ETF, VistaShares Robotics Supercycle ETF, VistaShares Defense Supercycle ETF, VistaShares ShieldTM S&P 500 Enhanced Protection ETF, VistaShares ShieldTM International Enhanced Protection ETF, VistaShares ShieldTM Emerging Markets Enhanced Protection ETF, VistaShares ShieldTM US Small Cap Enhanced Protection ETF, VistaShares ShieldTM Nasdaq 100 Enhanced Protection ETF, VistaShares ShieldTM Diversified Equity Enhanced Protection ETF, VistaShares ShieldTM Diversified Commodities Enhanced Protection ETF and VistaShares ShieldTM Diversified Income Enhanced Protection ETF), previously filed with Post-Effective Amendment No. 197 on Form N-1A on July 10, 2026 and is incorporated herein by reference.
	(vii)	Form of Seventh Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding Aura AI Photonics ETF and VistaShares AI Computing Power ETF), previously filed with Post-Effective Amendment No. 199 on Form N-1A on July 29, 2026, and is incorporated herein by reference.
(ii)	Transfer Agent Agreement between Registration and U.S. Bancorp Fund Services, LLC, previously filed with Post-Effective Amendment No. 45 on Form N-1A on July 16, 2024 and is incorporated herein by reference.
	(i)	First Amendment to the Transfer Agency Agreement (adding Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF, Rockefeller Global Equity ETF, TradersAI Large Cap Equity & Cash ETF, 4E Quality Growth ETF and GammaRoad Market Navigation ETF, previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 5, 2024 and is incorporated herein by reference.
	(ii)	Second Amendment to the Transfer Agency Agreement (adding Impact Shares Women’s Empowerment ETF, Impact Shares NAACP Minority Empowerment ETF, VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF, previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.
	(iii)	Fourth Amendment to the Transfer Agency Agreement (adding Fundstrat Granny Shots US Large Cap ETF, Ned Davis Research 360º Dynamic Allocation ETF, Ned Davis Research 360º Core Equity ETF, Ninepoint North American Energy Independence ETF and Ninepoint Energy Income ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.
	(iv)	Fifth Amendment to the Transfer Agency Agreement (adding The Beehive ETF,NestYield Total Return Guard ETF, NestYield Dynamic Income Shield ETF, NestYield Visionary ETF andUSCF Daily Target 2X Copper Index ETF), previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.
	(v)	Sixth Amendment to the Transfer Agency Agreement (adding Battleshares™ NVDA vs INTC ETF, Battleshares™ AMZN vs M ETF, Battleshares™ COIN vs WFC ETF, Battleshares™ MSTR vs JPM ETF, Battleshares™ NFLX vs CMCSA ETF, Battleshares™ LLY vs YUM ETF, and Battleshares™ GOOGL vs NYT ETF), previously filed with Post-Effective Amendment No. 91 on Form N-1A on January 13, 2025, and is incorporated herein by reference.
	(vi)	Seventh Amendment to the Transfer Agency Agreement (adding World Dynamic Momentum Leaders ETF, VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF and VistaShares Target 15 USA Low Volatility Income ETF), previously filed with Post-Effective Amendment No. 96 on Form N-1A on January 23, 2025 and is incorporated herein by reference.
	(vii)	Eighth Amendment to the Transfer Agency Agreement (adding Intech S&P Large Cap Diversified Alpha ETF, Intech S&P Small-Mid Cap Diversified Alpha ETF and MRP SynthEquity ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.
	(viii)	Ninth Amendment to the Transfer Agency Agreement (adding Alpha Brands™ Consumption Leaders ETF, VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.
	(ix)	Eleventh Amendment to the Transfer Agency Agreement (adding Defiance Bitcoin vs Ether ETF, Defiance Ether vs Bitcoin ETF, Defiance Bitcoin vs Gold ETF, Defiance Gold vs Bitcoin ETF, VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.

	(x)	Twelfth Amendment to the Transfer Agency Agreement (adding Stoneport Advisors Commodity Long Short ETF and NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 139 on Form N-1A on October 7, 2025 and is incorporated herein by reference.
	(xi)	Thirteenth Amendment to the Transfer Agency Agreement (adding Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.
	(xii)	Fourteenth Amendment to the Transfer Agency Agreement (adding VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF, VistaShares IPO and Income ETF, VistaShares Target 15™ International Innovators Distribution ETF, VistaShares Target 15™ European High Dividend Payers Distribution ETF, VistaShares Target 15™ Global 100 Distribution ETF and VistaShares Target 15™ S&P 100 Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.
	(xiii)	Fifteenth Amendment to the Transfer Agency Agreement (adding VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.
	(xiv)	Sixteenth Amendment to the Transfer Agency Agreement (adding RCN Pareto Strategic Allocation ETF and U.S. Defense ETF), previously filed with Post-Effective Amendment No. 180 on Form N-1A on April 6, 2026, and is incorporated herein by reference.
	(xv)	Seventeenth Amendment to the Transfer Agency Agreement (adding Worth Charting Options Income ETF and Alki Consolidated Income ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on April 23, 2026 and is incorporated herein by reference.
	(xvi)	Eighteenth Amendment to the Transfer Agency Agreement (adding Alki Consolidated Income ETF, VistaShares Space Supercycle ETF, VistaShares Robotics Supercycle ETF, VistaShares Defense Supercycle ETF, VistaShares ShieldTM S&P 500 Enhanced Protection ETF, VistaShares ShieldTM International Enhanced Protection ETF, VistaShares ShieldTM Emerging Markets Enhanced Protection ETF, VistaShares ShieldTM US Small Cap Enhanced Protection ETF, VistaShares ShieldTM Nasdaq 100 Enhanced Protection ETF, VistaShares ShieldTM Diversified Equity Enhanced Protection ETF, VistaShares ShieldTM Diversified Commodities Enhanced Protection ETF and VistaShares ShieldTM Diversified Income Enhanced Protection ETF), previously filed with Post-Effective Amendment No. 197 on Form N-1A on July 10, 2026 and is incorporated herein by reference.
	(xvii)	Form of Nineteenth Amendment to the Transfer Agency Agreement (adding Aura AI Photonics ETF and VistaShares AI Computing Power ETF), previously filed with Post-Effective Amendment No. 199 on Form N-1A on July 29, 2026, and is incorporated herein by reference.
(iii)	Fund Accounting Agreement between Registration and U.S. Bancorp Fund Services, LLC, previously filed with Post-Effective Amendment No. 45 on Form N-1A on July 16, 2024 and is incorporated herein by reference.
	(i)	First Amendment to the Fund Accounting Agreement (adding Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF, Rockefeller Global Equity ETF, TradersAI Large Cap Equity & Cash ETF, 4E Quality Growth ETF and GammaRoad Market Navigation ETF, previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 5, 2024 and is incorporated herein by reference.
	(ii)	Second Amendment to the Fund Accounting Agreement (adding Impact Shares Women’s Empowerment ETF, Impact Shares NAACP Minority Empowerment ETF, VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF, previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.

(iii)	Fourth Amendment to the Fund Accounting Agreement (adding Fundstrat Granny Shots US Large Cap ETF, Ned Davis Research 360º Dynamic Allocation ETF, Ned Davis Research 360º Core Equity ETF, Ninepoint North American Energy Independence ETF and Ninepoint Energy Income ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.
(iv)	Fifth Amendment to the Fund Accounting Agreement (adding The BeeHive ETF,NestYield Total Return Guard ETF, NestYield Dynamic Income Shield ETF, NestYield Visionary ETF andUSCF Daily Target 2X Copper Index ETF), previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.
(v)	Sixth Amendment to the Fund Accounting Agreement (adding Battleshares™ NVDA vs INTC ETF, Battleshares™ AMZN vs M ETF, Battleshares™ COIN vs WFC ETF, Battleshares™ MSTR vs JPM ETF, Battleshares™ NFLX vs CMCSA ETF, Battleshares™ LLY vs YUM ETF, and Battleshares™ GOOGL vs NYT ETF), previously filed with Post-Effective Amendment No. 91 on Form N-1A on January 13, 2025, and is incorporated herein by reference.
(vi)	Seventh Amendment to the Fund Accounting Agreement (adding World Dynamic Momentum Leaders ETF, VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF and VistaShares Target 15 USA Low Volatility Income ETF), previously filed with Post-Effective Amendment No. 96 on Form N-1A on January 23, 2025 and is incorporated herein by reference.
(vii)	Eighth Amendment to the Fund Accounting Agreement (adding Intech S&P Large Cap Diversified Alpha ETF, Intech S&P Small-Mid Cap Diversified Alpha ETF and MRP SynthEquity ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.
(viii)	Ninth Amendment to the Fund Accounting Agreement (adding Alpha Brands™ Consumption Leaders ETF, VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.
(ix)	Eleventh Amendment to the Fund Accounting Agreement (adding Defiance Bitcoin vs Ether ETF, Defiance Ether vs Bitcoin ETF, Defiance Bitcoin vs Gold ETF, Defiance Gold vs Bitcoin ETF, VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.
(x)	Twelfth Amendment to the Fund Accounting Agreement (adding Stoneport Advisors Commodity Long Short ETF and NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 139 on Form N-1A on October 7, 2025 and is incorporated herein by reference.
(xi)	Thirteenth Amendment to the Fund Accounting Agreement (adding Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.
(xii)	Fourteenth Amendment to the Fund Accounting Agreement (adding VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF, VistaShares IPO and Income ETF, VistaShares Target 15™ International Innovators Distribution ETF, VistaShares Target 15™ European High Dividend Payers Distribution ETF, VistaShares Target 15™ Global 100 Distribution ETF and VistaShares Target 15™ S&P 100 Distribution ETF), previously filed with Post-Effective Amendment No. 161 on Form N-1A on January 8, 2026 and is incorporated herein by reference.
(xiii)	Fifteenth Amendment to the Fund Accounting Agreement (adding VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.

(xiv)	Sixteenth Amendment to the Fund Accounting Agreement (adding RCN Pareto Strategic Allocation ETF and U.S. Defense ETF), previously filed with Post-Effective Amendment No. 180 on Form N-1A on April 6, 2026, and is incorporated herein by reference.
(xv)	Seventeenth Amendment to the Fund Accounting Agreement (adding Worth Charting Options Income ETF and Alki Consolidated Income ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on April 23, 2026 and is incorporated herein by reference.
(xvi)	Eighteenth Amendment to the Fund Accounting Agreement (adding Alki Consolidated Income ETF, VistaShares Space Supercycle ETF, VistaShares Robotics Supercycle ETF, VistaShares Defense Supercycle ETF, VistaShares ShieldTM S&P 500 Enhanced Protection ETF, VistaShares ShieldTM International Enhanced Protection ETF, VistaShares ShieldTM Emerging Markets Enhanced Protection ETF, VistaShares ShieldTM US Small Cap Enhanced Protection ETF, VistaShares ShieldTM Nasdaq 100 Enhanced Protection ETF, VistaShares ShieldTM Diversified Equity Enhanced Protection ETF, VistaShares ShieldTM Diversified Commodities Enhanced Protection ETF and VistaShares ShieldTM Diversified Income Enhanced Protection ETF) – previously filed with Post-Effective Amendment No. 197 on Form N-1A on July 10, 2026 and is incorporated herein by reference.
(xvii)	Form of Nineteenth Amendment to the Fund Accounting Agreement (adding Aura AI Photonics ETF and VistaShares AI Computing Power ETF), previously filed with Post-Effective Amendment No. 199 on Form N-1A on July 29, 2026, and is incorporated herein by reference.
(iv)	Sub-License Agreement with Impact Shares, Corp dated July 17, 2018, as amended, is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A, File No. 333-221764, previously filed on August 23, 2019.
(v)	Powers of Attorney, previously filed with Post-Effective Amendment No. 39 on Form N-1A on May 22, 2024 and is incorporated herein by reference.
		(vi)	Form of ETF Support Agreement by and among Tidal Investments LLC, Tidal ETF Services, LLC, and one or more fund sponsor(s), previously filed with Post-Effective Amendment No. 118 on Form N-1A on May 30, 2025 and is incorporated herein by reference.
		(vii)	Fee Waiver Agreement between the Adviser and the Trust (on behalf of the GammaRoad Market Navigation ETF), previously filed with Post-Effective Amendment No. 55 on Form N-1A on August 20, 2024 and is incorporated herein by reference.
		(viii)	Fee Waiver Agreement between the Adviser and the Trust (on behalf of the Ned Davis Research 360º Dynamic Allocation ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.
		(ix)	Fee Waiver Agreement between the Adviser and the Trust (on behalf of the NestYield Total Return Guard ETF, NestYield Dynamic Income ETF and NestYield Visionary ETF), previously filed with Post-Effective Amendment No. 85 on Form N-1A on December 20, 2024 and is incorporated herein by reference.
		(x)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and between Northern Lights Fund Trust III (on behalf of certain series), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 13, 2026 and is incorporated herein by reference.
(i)	(i)	Opinion of legal counsel relating to Impact Shares NAACP Minority Empowerment ETF, dated July 9, 2018, is incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, File No. 333-221764, filed on July 10, 2018.
	(ii)	Opinion of legal counsel relating to Impact Shares Women’s Empowerment ETF, dated August 22, 2018, is incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, File No. 333-221764, filed on August 22, 2018.
	(iii)	Opinion and Consent of Counsel (for the Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF and Rockefeller New York Municipal Bond ETF), previously filed with Post-Effective Amendment No. 49 on Form N-1A on August 5, 2024 and is incorporated herein by reference.
	(iv)	Opinion and Consent of Counsel (for Rockefeller U.S. Small-Mid Cap ETF and Rockefeller Global Equity ETF), previously filed with Post-Effective Amendment No. 57 on Form N-1A on August 23, 2024 and is incorporated herein by reference.
	(v)	Opinion and Consent of Counsel (for the VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF), previously filed with Post-Effective Amendment No. 61 on Form N-1A on September 13, 2024 and is incorporated herein by reference.
	(vi)	Opinion and Consent of Counsel (for the Fundstrat Granny Shots US Large Cap ETF), previously filed with Post-Effective Amendment No. 67 on Form N-1A on October 21, 2024 and is incorporated herein by reference.

(vii)	Opinion and Consent of Counsel (for Ned Davis Research 360º Dynamic Allocation ETF and Ned Davis Research 360º Core Equity ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.
(viii)	Opinion and Consent of Counsel (for Ninepoint North American Energy Independence ETF and Ninepoint Energy Income ETF), previously filed with Post-Effective Amendment No. 66 on Form N-1A on October 18, 2024 and is incorporated herein by reference.
(ix)	Opinion and Consent of Counsel (for The Beehive ETF), previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.
(x)	Opinion and Consent of Counsel (for NestYield Total Return Guard ETF, NestYield Dynamic Income ETF and NestYield Visionary ETF), previously filed with Post-Effective Amendment No. 85 on Form N-1A on December 20, 2024 and is incorporated herein by reference.
(xi)	Opinion and Consent of Counsel (for USCF Daily Target 2X Copper Index ETF), previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.
(xii)	Opinion and Consent of Counsel (for Battleshares™ NVDA vs INTC ETF, Battleshares™ AMZN vs M ETF, Battleshares™ COIN vs WFC ETF, Battleshares™ MSTR vs JPM ETF, Battleshares™ NFLX vs CMCSA ETF, Battleshares™ LLY vs YUM ETF and Battleshares™ GOOGL vs NYT ETF), previously filed with Post-Effective Amendment No. 96 on Form N-1A on January 23, 2025 and is incorporated herein by reference.
(xiii)	Opinion and Consent of Counsel (for Intech S&P Large Cap Diversified Alpha ETF and Intech S&P Small-Mid Cap Diversified Alpha ETF), previously filed with Post-Effective Amendment No. 101 on Form N-1A on February 26, 2025 and is incorporated herein by reference.
(xiv)	Opinion and Consent of Counsel (for World Dynamic Momentum Leaders ETF), previously filed with Post-Effective Amendment No. 98 on Form N-1A on January 27, 2025 and is incorporated herein by reference.
(xv)	Opinion and Consent of Counsel (for MRP SynthEquity ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on February 26, 2025 and is incorporated herein by reference.
(xvi)	Opinion and Consent of Counsel (for VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF and VistaShares Target 15 USA Low Volatility Income ETF), previously filed with Post-Effective Amendment No. 103 on Form N-1A on February 28, 2025 and is incorporated herein by reference.
(xvii)	Opinion and Consent of Counsel (for Alpha Brands™ Consumption Leaders ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.
(xviii)	Opinion and Consent of Counsel (for VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF), previously filed with Post-Effective Amendment No. 118 on Form N-1A on May 30, 2025 and is incorporated herein by reference.
(xix)	Opinion and Consent of Counsel (for Defiance Bitcoin vs Ether ETF, Defiance Ether vs Bitcoin ETF, Defiance Bitcoin vs Gold ETF and Defiance Gold vs Bitcoin ETF), previously filed with Post-Effective Amendment No. 176 on Form N-1A on March 16, 2026, and is incorporated herein by reference.
(xx)	Opinion and Consent of Counsel (for VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.
(xxi)	Opinion and Consent of Counsel (for Stoneport Advisors Commodity Long Short ETF), previously filed with Post-Effective Amendment No. 134 on Form N-1A on September 12, 2025 and is incorporated herein by reference.
(xxii)	Opinion and Consent of Counsel (for NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on September 12, 2025 and is incorporated herein by reference.
(xxiii)	Opinion and Consent of Counsel (for VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on November 26, 2025 and is incorporated herein by reference.
(xxiv)	Opinion and Consent of Counsel (for Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.
(xxv)	Opinion and Consent of Counsel (VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF and VistaShares IPO and Income ETF), previously filed with Post-Effective Amendment No. 154 on Form N-1A on December 1, 2025 and is incorporated herein by reference.
(xxvi)	Opinion and Consent of Counsel (for VistaShares Target 15TM International Innovators Distribution ETF, VistaShares Target 15TM European High Dividend Payers Distribution ETF, VistaShares Target 15TM Global 100 Distribution ETF, and VistaShares Target 15TM S&P 100 Distribution ETF), previously filed with Post-Effective Amendment No. 152 on Form N-1A on November 26, 2025 and is incorporated herein by reference.
(xxvii)	Opinion and Consent of Counsel (for VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF and VistaShares DIVBoost Energy Distribution ETF), previously filed with Post-Effective Amendment No. 161 on Form N-1A on January 8, 2026 and is incorporated herein by reference.

	(xxviii)	Opinion and Consent of Counsel (for VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, and VistaShares Target 15 LAFFTech Distribution ETF), previously filed with Post-Effective Amendment No. 164 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(xxix)	Opinion and Consent of Counsel (for VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 168 on Form N-1A on January 26, 2026 and is incorporated herein by reference.
	(xxx)	Opinion and Consent of Counsel (for RCN Pareto Strategic Allocation ETF), previously filed with Post-Effective Amendment No. 177 on Form N-1A on March 23, 2026, and is incorporated herein by reference.
	(xxxi)	Opinion and Consent of Counsel (for U.S. Defense ETF), previously filed with Post-Effective Amendment No. 180 on Form N-1A on April 6, 2026, and is incorporated herein by reference.
	(xxxii)	Opinion and Consent of Counsel (for Worth Charting Options Income ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on April 23, 2026 and is incorporated herein by reference.
	(xxxiii)	Opinion and Consent of Counsel (for Alki Consolidated Income ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on June 16, 2026 and is incorporated herein by reference.
	(xxxiv)	Opinion and Consent of Counsel (for VistaShares Space Supercycle ETF, VistaShares Robotics Supercycle ETF, and VistaShares Defense Supercycle ETF) – previously filed with Post-Effective Amendment No. 197 on Form N-1A on July 10, 2026 and is incorporated herein by reference.
	(xxxv)	Opinion and Consent of Counsel (for VistaShares ShieldTM S&P 500 Enhanced Protection ETF, VistaShares ShieldTM International Enhanced Protection ETF, VistaShares ShieldTM Emerging Markets Enhanced Protection ETF, VistaShares ShieldTM US Small Cap Enhanced Protection ETF, VistaShares ShieldTM Nasdaq 100 Enhanced Protection ETF, VistaShares ShieldTM Diversified Equity Enhanced Protection ETF, VistaShares ShieldTM Diversified Commodities Enhanced Protection ETF and VistaShares ShieldTM Diversified Income Enhanced Protection ETF) – filed herewith.
	(xxxvi)	Opinion and Consent of Counsel (for Aura AI Photonics ETF), previously filed with Post-Effective Amendment No. 199 on Form N-1A on July 29, 2026, and is incorporated herein by reference.
	(xxxvii)	Opinion and Consent of Counsel (adding VistaShares AI Computing Power ETF) – to be filed by amendment.
(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)	Not applicable.
(l)	Not applicable.
(m)	Amended and Restated Rule 12b-1 Distribution Plan- previously filed with Post-Effective Amendment No. 197 on Form N-1A on July 10, 2026 and is incorporated herein by reference.
(n)	Not applicable.
(o)	Reserved.
(p)	(i)	Code of Ethics for Tidal Trust III, previously filed with Post-Effective Amendment No. 159 on Form N-1A on December 23, 2025 and is incorporated herein by reference.
	(ii)	Code of Ethics for Tidal Investments LLC, previously filed with Post-Effective Amendment No. 152 on Form N-1A on November 26, 2025 and is incorporated herein by reference.
	(iii)	Code of Ethics for Foreside Fund Services, LLC – not applicable per Rule 17j-1(c)(3).
	(iv)	Code of Ethics for Rockefeller Capital Management, previously filed with Post-Effective Amendment No. 195 on Form N-1A on June 5, 2026 and is incorporated herein by reference.
	(v)	Code of Ethics for Traders A.I., Inc., previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 5, 2024 and is incorporated herein by reference.
	(vi)	Code of Ethics for Route 20 Private Wealth Inc., previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.

(vii)	Code of Ethics for VistaShares Advisors LLC, previously filed with Post-Effective Amendment No. 177 on Form N-1A on March 23, 2026, and is incorporated herein by reference.
(viii)	Code of Ethics for Ned Davis Research Inc., previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.
(ix)	Code of Ethics for Ninepoint Partners LP, previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.
(x)	Code of Ethics for Fundstrat Capital, LLC, previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.
(xi)	Code of Ethics for Cannell & Spears LLC, previously filed with Post-Effective Amendment No. 110 on Form N-1A on April 28, 2025 and is incorporated herein by reference.
(xii)	Code of Ethics for Harmonic Capital, LLC, previously filed with Post-Effective Amendment No. 135 on Form N-1A on September 12, 2025 and is incorporated herein by reference.
(xiii)	Code of Ethics for Nest Egg ETFs, LLC, previously filed with Post-Effective Amendment No. 119 on Form N-1A on May 30, 2025 and is incorporated herein by reference.
(xiv)	Code of Ethics for USCF Advisers LLC, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.
(xv)	Code of Ethics for AlphaQuest LLC, previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.
(xvi)	Code of Ethics for Intech Investment Management LLC, previously filed with Post-Effective Amendment No. 195 on Form N-1A on June 5, 2026 and is incorporated herein by reference.
(xvii)	Code of Ethics for Measured Risk Portfolios, Inc., previously filed with Post-Effective Amendment No. 102 on Form N-1A on February 26, 2025 and is incorporated herein by reference.
(xviii)	Code of Ethics for Accuvest Global Advisors Inc., previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.
(xix)	Code of Ethics for RCN Wealth Advisors, Inc., previously filed with Post-Effective Amendment No. 177 on Form N-1A on March 23, 2026, and is incorporated herein by reference.
(xx)	Code of Ethics for Worth Charting Group LLC, previously filed with Post-Effective Amendment No. 182 on Form N-1A on April 23, 2026 and is incorporated herein by reference.
(xxi)	Code of Ethics for Hohimer Wealth Management, LLC, previously filed with Post-Effective Amendment No. 194 on Form N-1A on June 16, 2026 and is incorporated herein by reference.

Item 29.	Persons Controlled by or under Common Control with Registrant.

Not Applicable.

Item 30. Indemnification

Reference is made to Article IV of the Registrant’s Third Amended and Restated Agreement and Declaration of Trust. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the Securities Act), the Registrant furnishes the following undertaking: Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Each of the investment advisers and investment sub-advisers to one or more of the Funds is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of each adviser/sub-adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to the respective Schedules A and D of Form ADV filed by each such firm pursuant to the Advisers Act. Each adviser’s/sub-adviser’s state of organization and SEC Advisers Act file number is noted below.

Investment Adviser	SEC File No.
Tidal Investments LLC (f/k/a Toroso Investments, LLC)	801-76857

Investment Sub-Advisers
Impact Shares Corp.	801-112391
Unity Wealth Partners LLC	801-130370
Rockefeller Global Investment Management, a division of Rockefeller & Co. LLC	801-113009
Traders A.I., Inc.	801-130642
Route 20 Private Wealth Inc.	801-130981
VistaShares Advisors LLC	801-130962
Fundstrat Capital, LLC	801-131012
Ned Davis Research Inc.	801-60241
Ninepoint Partners LP	801-111715
Cannell & Spears LLC	801-67401
Harmonic Capital, LLC	801-132705
Nest Egg ETFs, LLC	801-131316
USCF Advisers LLC	801-79985
AlphaQuest LLC	801-108500
Intech Investment Management LLC	801-60987
Measured Risk Portfolios, Inc.	801-80124
Accuvest Global Advisors Inc.	801-68887
RCN Wealth Advisors, Inc.	801-135338
Worth Charting Group LLC	801-135744
Hohimer Wealth Management, LLC	801-114746

Item 32. Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund
14.	American Century ETF Trust
15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust

30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Cliffwater Corporate Lending Fund
42.	Cliffwater Enhanced Lending Fund
43.	Coatue Innovative Strategies Fund
44.	Cohen & Steers ETF Trust
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers
47.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
48.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
49.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
50.	Davis Fundamental ETF Trust
51.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
52.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
53.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
54.	Defiance Quantum ETF, Series of ETF Series Solutions
55.	Defiance Retail Kings ETF, Series of ETF Series Solutions
56.	Denali Structured Return Strategy Fund
57.	Dodge & Cox Funds
58.	DoubleLine ETF Trust
59.	DoubleLine Income Solutions Fund
60.	DoubleLine Opportunistic Credit Fund
61.	DoubleLine Yield Opportunities Fund
62.	DriveWealth ETF Trust
63.	EIP Investment Trust
64.	Ellington Income Opportunities Fund
65.	ETF Opportunities Trust
66.	Exchange Listed Funds Trust
67.	Exchange Place Advisors Trust
68.	FIS Trust
69.	FlexShares Trust
70.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
71.	Forum Funds
72.	Forum Funds II
73.	Forum Real Estate Income Fund
74.	GMO ETF Trust
75.	GoldenTree Opportunistic Credit Fund
76.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
77.	Grayscale Funds Trust
78.	Guinness Atkinson Funds
79.	Harbor ETF Trust
80.	Harris Oakmark ETF Trust
81.	Hawaiian Tax-Free Trust
82.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
83.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
87.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
89.	Innovator ETFs Trust

90.	Ironwood Institutional Multi-Strategy Fund LLC
91.	Ironwood Multi-Strategy Fund LLC
92.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
93.	John Hancock Exchange-Traded Fund Trust
94.	Kurv ETF Trust
95.	Lazard Active ETF Trust
96.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
97.	Lone Peak Value Fund, Series of World Funds Trust
98.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
99.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
100.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
101.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
102.	Manor Investment Funds
103.	MoA Funds Corporation
104.	Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV
105.	Morgan Stanley ETF Trust
106.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
107.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
108.	Morningstar Funds Trust
109.	NEOS ETF Trust
110.	Niagara Income Opportunities Fund
111.	NXG Cushing® Midstream Energy Fund
112.	NXG NextGen Infrastructure Income Fund
113.	OTG Latin American Fund, Series of World Funds Trust
114.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
119.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
121.	Palmer Square Funds Trust
122.	Palmer Square Opportunistic Income Fund
123.	Partners Group Private Income Opportunities, LLC
124.	Perkins Discovery Fund, Series of World Funds Trust
125.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
126.	Plan Investment Fund, Inc.
127.	Point Bridge America First ETF, Series of ETF Series Solutions
128.	Precidian ETFs Trust
129.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
130.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
134.	Renaissance Capital Greenwich Funds
135.	REX ETF Trust
136.	Reynolds Funds, Inc.
137.	RMB Investors Trust
138.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
139.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
140.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
141.	Roundhill Cannabis ETF, Series of Listed Funds Trust
142.	Roundhill ETF Trust
143.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
144.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
145.	Roundhill Video Games ETF, Series of Listed Funds Trust
146.	Rule One Fund, Series of World Funds Trust
147.	Russell Investments Exchange Traded Funds
148.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
149.	Six Circles Trust

150.	Sound Shore Fund, Inc.
151.	SP Funds Trust
152.	Sparrow Funds
153.	Spear Alpha ETF, Series of Listed Funds Trust
154.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
155.	STF Tactical Growth ETF, Series of Listed Funds Trust
156.	Strategic Trust
157.	Strategy Shares
158.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
159.	Tekla World Healthcare Fund
160.	Tema ETF Trust
161.	The 2023 ETF Series Trust
162.	The Community Development Fund
163.	The Cook & Bynum Fund, Series of World Funds Trust
164.	The Private Shares Fund
165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
166.	Third Avenue Trust
167.	Third Avenue Variable Series Trust
168.	Tidal Trust I
169.	Tidal Trust II
170.	Tidal Trust III
171.	Tidal Trust IV
172.	TIFF Investment Program
173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.	Timothy Plan International ETF, Series of The Timothy Plan
175.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
176.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
178.	Total Fund Solution
179.	Touchstone ETF Trust
180.	Trailmark Series Trust
181.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
182.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
183.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
184.	T-Rex 2x Long Ether Daily Target ETF
185.	U.S. Global Investors Funds
186.	Union Street Partners Value Fund, Series of World Funds Trust
187.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
188.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
189.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
190.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
191.	Virtus Stone Harbor Emerging Markets Income Fund
192.	Volatility Shares Trust
193.	WEBs ETF Trust
194.	Wedbush Series Trust
195.	Wellington Global Multi-Strategy Fund
196.	Wilshire Mutual Funds, Inc.
197.	Wilshire Variable Insurance Trust
198.	WisdomTree Trust
199.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
(1)	Impact Shares, Corp, 5950 Berkshire Lane, Suite 1420, Dallas, Texas 75225
(2)	Tidal Investments LLC (formerly Toroso Investments, LLC), 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204
(3)	Tidal ETF Services LLC, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204
(4)	U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202
(5)	U.S. Bank, National Association, 1555 N. Rivercenter Drive, Milwaukee, Wisconsin 53202
(6)	Foreside Fund Service, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101
(7)	Unity Wealth Partners LLC, 4050 W. Metropolitan Dr., Suite 150, Orange, CA 92868
(8)	Rockefeller Global Investment Management (a division of Rockefeller & Co. LLC), 510 Madison Avenue, 21st Floor, New York, NY 10022
(9)	Traders A.I., Inc., 10300 Eaton Pl, Suite 440/448, Fairfax, VA 22030
(10)	Route 20 Private Wealth Inc., 401 East Las Olas Boulevard, Suite 1400, Fort Lauderdale, Florida 33301
(11)	VistaShares Advisors LLC, 1111B S Governors Avenue, Suite 20096, Dover, Delaware 19904
(12)	Fundstrat Capital, LLC, 150 East 52nd Street, New York, NY 10022
(13)	Ned Davis Research Inc., 3665 Bee Ridge Road, Suite 306 Sarasota, Florida 34233
(14)	Ninepoint Partners LP, Royal Bank Plaza, South Tower, Toronto, Ontario M5J 2J1
(15)	Cannell & Spears LLC, 545 Madison Avenue, 11th Floor, New York, New York 10022
(16)	Harmonic Capital, LLC, 444 North Wabash Ave, Chicago, IL 60611
(17)	Nest Egg ETFs, LLC., 8141 2nd Street, Suite 330, Downey, California 90241
(18)	USCF Advisers LLC, 1850 Mt. Diablo Blvd. Suite 640, Walnut Creek, CA 94596
(19)	AlphaQuest LLC, 126 East 56th Street, 25th Floor, New York, New York 10022
(20)	Intech Investment Management LLC, 250 S. Australian Avenue, Suite 1700, West Palm Beach, Florida 33401
(21)	Measured Risk Portfolios, Inc., 5230 Carroll Canyon Road, Suite 224, San Diego, CA 92121
(22)	Accuvest Global Advisors Inc., 3575 N. 100 E. Suite 350, Provo, UT 84604
(23)	RCN Wealth Advisors, Inc., 116 Terrapin Ln. Stevensville, MD 21666
(24)	Worth Charting Group LLC, located at 445 Park Avenue, 9th Floor, New York, New York 10022
(25)	Hohimer Wealth Management, LLC, One Union Square 600 University Street, Suite 2401, Seattle, WA 98101

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 203 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 203 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on September 9, 2026.

Tidal Trust III

/s/ Eric W. Falkeis
Eric W. Falkeis President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on September 9, 2026.

	Signature	Title

	/s/ Eric W. Falkeis	President, Principal Executive Officer and Trustee
Eric W. Falkeis

	/s/ Monica H. Byrd*	Trustee
Monica H. Byrd

	/s/ Pamela Cytron*	Trustee
Pamela Cytron

	/s/ Lawrence Jules*	Trustee
Lawrence Jules

	/s/ Ethan Powell*	Trustee
Ethan Powell

	/s/ Aaron Perkovich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney in Fact
By Power of Attorney

Exhibit Index

Exhibit No.	Description
(i)(xxxv)	Opinion and Consent of Counsel
(j)	Consent of Independent Registered Public Accounting Firm